As filed with the Securities and Exchange Commission on April 30, 1997



                                          Registration Nos. 811-3641/2-80455

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No.               [ ]

                      Post-Effective Amendment No. 21              [X]

                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 23                      [X]
                        (Check appropriate box or boxes)

                              CONSECO SERIES TRUST

               (Exact Name of Registrant as Specified in Charter)

               11815 N. Pennsylvania Street, Carmel, Indiana 46032 (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (317) 817-6300

                            William P. Latimer, Esq.
                              Conseco Series Trust
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Michael Berenson, Esq.
                        Jorden, Burt, Berenson & Johnson
                                 Suite 400 East
                       1025 Thomas Jefferson Street, N.W.
                           Washington, D.C. 20007-0805

Approximate date of proposed public Offering: As soon as practicable following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):
  _____  immediately upon filing pursuant to paragraph (b) of Rule 485
  __X__  on May 1, 1997  pursuant to paragraph (b) of Rule 485
  _____  60 days after  filing  pursuant  to  paragraph  (a) (1) of Rule 485
  _____  on [DATE]  pursuant  to  paragraph  (a) (1) of Rule 485
  _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
  _____  on [DATE] pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2(a)(1) under the Investment Company Act of 1940, Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933 and filed a Rule 24f-2 notice for its recent fiscal year on February 28, 1997.

                              CONSECO SERIES TRUST
                                    FORM N-1A
                              CROSS REFERENCE SHEET


FORM N-1A
ITEM NO.                                                                 PART A - PROSPECTUS
---------                                                                -------------------
1.    Cover Page  ....................................................   Cover Page

2.    Synopsis  ......................................................   Summary; Trust Annual Expenses
                                                                         After Reimbursement

3.    Condensed Financial Information  ...............................   Financial Highlights; Investment
                                                                         Performance

4.    General Description of Registrant  .............................   Summary; Investment Objectives
                                                                         and Policies of the Portfolios

5.    Management of the Fund  ........................................   Management; Management
                                                                         Discussion and Analysis

6.    Capital Stock and Other Securities  ............................   Cover Page; Summary; Dividends,
                                                                         Distribution and Taxes

7.    Purchase of Securities Being Offered  ..........................   Summary; Purchase and Redemption
                                                                         of Shares

8.    Redemption or Repurchase  ......................................   Purchase and Redemption of Shares

9.    Legal Proceedings  .............................................   Not Applicable

                                                                         PART B - STATEMENT OF
                                                                         ADDITIONAL INFORMATION
                                                                         ----------------------
10.   Cover page .....................................................   Cover Page of Statement of
                                                                         Additional Information

11.   Table of Contents  .............................................   Table of Contents
12.   General Information and History  ...............................   General; (Prospectus)

13.   Investment Objective and Policies  .............................   Description of Securities and
                                                                         Investment Techniques

14.   Management of the Registrant  ..................................   Management

15.   Control Persons and Principal Holders of Securities  ...........   Not Applicable

16.   Investment Advisory and Other Services  ........................   Management; Financial Statements;
                                                                         (Prospectus)


FORM N-1A                                                                PART B - STATEMENT OF
ITEM NO.                                                                 ADDITIONAL INFORMATION (con't)
--------                                                                 ------------------------------
17.   Brokerage Allocation  ..........................................   Portfolio Turnover and
                                                                         Securities Transactions;
                                                                         Investment Restrictions

18.   Capital Stock and Other Securities  ............................   Not Applicable
19.   Purchase, Redemption and Pricing of Securities Being Offered  ..   General; Net Asset Values of
                                                                         the Shares of the Portfolios

20.   Tax Status  ....................................................   Not Applicable

21.   Underwriters  ..................................................   Not Applicable

22.   Calculation of Performance Data  ...............................   Investment Performance

23.   Financial Statements  ..........................................   Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                     PART A

CONSECO SERIES TRUST
Administrative Office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032
(317) 817-6300
--------------------------------------------------------------------------------
PROSPECTUS

     Conseco Series Trust (the "Trust") is an investment company presently consisting of five separate portfolios (the "Portfolios") each having different objectives, assets, liabilities and net asset values per share.

     The investment objectives of the Portfolios are as follows:

     COMMON STOCK PORTFOLIO seeks to provide a high total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities and other securities having the investment characteristics of common stocks.

     ASSET ALLOCATION PORTFOLIO seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Portfolio seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.

     GOVERNMENT SECURITIES PORTFOLIO seeks safety of capital, liquidity and current income by investing primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government, including mortgage-related securities.

     CORPORATE BOND PORTFOLIO seeks the highest level of income as is consistent with preservation of capital by investing primarily in investment grade debt securities.

     MONEY MARKET PORTFOLIO seeks current income consistent with stability of capital and liquidity. AN INVESTMENT IN THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     The various Portfolios may be used independently or in combination. The investment policies of the respective Portfolios are fundamental and cannot be changed without a vote of their respective shareholders. The purpose of the Trust is to serve as the investment medium for variable annuity contracts ("Contracts") offered by insurance companies (see "Purchase and Redemption of Shares"). The Portfolios' shares will not be offered directly to the public. There is no assurance that any of the Portfolios will achieve their investment objectives.

     Within the limitations described in the Prospectus for the applicable Contract, a contract owner of a Contract (the "Owner") may allocate premiums and reallocate investment value under his or her Contract among various divisions of the separate account, which, in turn, invest in the various Portfolios. The assets of each Portfolio are segregated and an Owner's interest is limited to the Portfolio(s) selected.


     This Prospectus sets forth concisely the information about the Trust that an investor should know before investing. A Statement of Additional Information (the "SAI") dated May 1, 1997, containing additional information about the Trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the SAI without charge by calling or writing the Trust.


INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                                           CONSECO SERIES TRUST
                                                                   1997
                                                                PROSPECTUS
--------------------------------------------------------------------------------
SUMMARY

      The Conseco Series Trust (the "Trust") was organized as a Massachusetts business trust on November 15, 1982. The Trust is a no-load, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust is a "series" type of mutual fund which issues separate classes (or series) of stock, each of which currently represents a separate diversified portfolio of investments. The Trust's classes of shares are issued and redeemed at net asset value without a sales load. This Prospectus offers shares of five portfolios ("Portfolios") of the Trust, each with its own investment objective or objectives and investment policies.

      The shares of the Portfolios are offered to insurance companies in order to fund certain of their separate accounts used to support various variable annuity contracts (the "Contracts"). The rights of an insurance company holding Trust shares for a separate account are different from the rights of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus shall refer to the insurance companies, and not to any Contract owner.

      The Trust serves as the underlying investment medium for sums invested in Contracts issued by Bankers National Life Insurance Company ("Bankers National") and Great American Reserve Insurance Company ("Great American Reserve"). The Trust may, however, be used for other purposes in the future, such as funding Contracts issued by other insurance companies. Trust shares are not offered directly to and may not be purchased directly by members of the public.

      Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser. The Adviser supervises the Trust's management and investment program, performs a variety of administrative services on behalf of the Trust, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of Trustees who are unaffiliated persons of the Adviser or the Trust.

      The Adviser has agreed to limit the operating expenses of the Portfolios so that the ratio of expenses to net assets on an annual basis for the Common Stock Portfolio shall not exceed 0.80 percent; the Asset Allocation Portfolio shall not exceed 0.75 percent; the Government Securities and Corporate Bond Portfolios shall not exceed 0.70 percent; and the Money Market Portfolio shall not exceed 0.45 percent.

      Certain Contract values will vary with the investment performance of the Portfolios of the Trust. Because Contract owners will allocate their investments among the Portfolios, pprospective purchasers should carefully consider the information about the Trust and its Portfolios presented in this Prospectus before purchasing such a Contract.

      Trust Annual Expenses After Reimbursement (as a percentage of average net assets):

PORTFOLIOS                        MANAGEMENT FEES               OTHER EXPENSES          TOTAL EXPENSES (1)
===========================================================================================================
Common Stock (2)                        .60%                        .20%                      .80%
Asset Allocation (2)                    .55%                        .20%                      .75%
Government Securities                   .50%                        .20%                      .70%
Corporate Bond                          .50%                        .20%                      .70%
Money Market (2)                        .25%                        .20%                      .45%
==========================================================================================================


(1) The Trust's Adviser has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, so long as such reimbursement would not result in the Portfolio's inability to qualify as a regulated investment company under the Internal Revenue Code: 0.80 percent for Common Stock; 0.75 percent for Asset Allocation; 0.70 percent for Government Securities and Corporate Bond; and 0.45 percent for Money Market. The total percentage in the table is after any expense reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1996 would have totaled: 0.81 percent for the Common Stock Portfolio; 0.95 percent for the Asset Allocation Portfolio; 0.91 percent for the Government Securities Portfolio; 0.77 percent for the Corporate Bond Portfolio; and 0.58 percent for the Money Market Portfolio.

(2) The Trust's Adviser, since January 1, 1993, has voluntarily waived its Management Fees in excess of the annual rates set forth above. Absent such fee waivers, the Management Fees would be: .65% for the Common Stock Portfolio; .65% for the Asset Allocation Portfolio; and .50% for the Money Market Portfolio.


      The above table reflects estimates of expenses of the Trust's Portfolios.



---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                  YEAR                  YEAR                 YEAR
                                                                                 ENDED                 ENDED                ENDED
                                                                              DEC. 31,              DEC. 31,             DEC. 31,
COMMON STOCK PORTFOLIO                                                            1996                  1995                 1994
=================================================================================================================================
Net asset value per share, beginning of year                                $    18.840         $     16.540          $    16.690
   Income from investment operations (a):
         Net investment income                                                    0.013                0.340                0.240
         Net realized gain (loss) and change in unrealized
            appreciation (depreciation) on investments                            8.169                5.675                0.072
---------------------------------------------------------------------------------------------------------------------------------
               Total income (loss) from investment operations                     8.182                6.015                0.312
---------------------------------------------------------------------------------------------------------------------------------


Distributions (a):
         Dividends from net investment income and
            net realized short-term capital gains                                (4.209)              (2.807)              (0.327)
         Distribution of net realized long-term capital gains                    (0.963)              (0.908)              (0.135)
---------------------------------------------------------------------------------------------------------------------------------
         Total distributions                                                     (5.172)              (3.715)              (0.462)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                                      $    21.850         $     18.840          $    16.540
=================================================================================================================================
Total return (b) (d)                                                              44.99%               36.30%                1.92%

Ratios/supplemental data
      Net assets, end of year (c)                                           $171,332,49         $109,635,525          $74,759,728
      Ratio of expenses to average net assets (d)                                  0.80%                0.80%                0.80%
      Ratio of net investment income to average net assets (d)                     0.06%                1.80%                1.47%
      Portfolio turnover rate                                                    177.03%              172.55%              213.67%
      Average commission paid (e)                                           $    0.0600                  N/A                  N/A
=================================================================================================================================



(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust Portfolios only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1,1993, and July 24, 1994, respectivly.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993, and 1.25 percent for each of the six years ended December 31, 1992.

(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

(f) Lexington Management Corporation was Sub-adviser to the Common Stock, Asset Allocation and Government Securities Portfolios prior to November 19, 1991.

                                                                                                              CONSECO SERIES TRUST
                                                                                                                        1997
                                                                                                                     PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR                 YEAR                 YEAR
                                                                            ENDED                ENDED                ENDED
                                                                           DEC. 31,             DEC. 31,             DEC. 31,
                                                                             1993                 1992               1991(F)
===============================================================================================================================
Net asset value per share, beginning of year                           $   16. 880           $   16.290           $   13.870
   Income from investment operations (a):
         Net investment income                                               0.232                0.292                0.347
         Net realized gain (loss) and change in unrealized
            appreciation (depreciation) on investments                       0.920                2.787                3.311
-------------------------------------------------------------------------------------------------------------------------------
               Total income (loss) from investment operations                1.152                3.079                3.658
-------------------------------------------------------------------------------------------------------------------------------

Distributions (a):
         Dividends from net investment income and
            net realized short-term capital gains                           (1.181)              (1.101)              (0.186)
         Distribution of net realized long-term capital gains               (0.161)              (1.388)              (1.052)
-------------------------------------------------------------------------------------------------------------------------------
         Total distributions                                                (1.342)              (2.489)              (1.238)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                                     $16.690           $   16.880           $   16.290
===============================================================================================================================
Total return (b) (d)                                                          8.35%               18.34%               25.77%


Ratios/supplemental data
      Net assets, end of year (c)                                      $66,799,824           $8,307,023           $8,379,781
      Ratio of expenses to average net assets (d)                             0.80%                1.25%                1.25%
      Ratio of net investment income to average net assets (d)                1.40%                1.73%                2.19%
      Portfolio turnover rate                                               205.81%              461.05%              100.39%
      Average commission paid (e)                                              N/A                  N/A                  N/A
===============================================================================================================================







----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                      YEAR                YEAR              YEAR             YEAR
                                                                     ENDED               ENDED             ENDED            ENDED
                                                                    DEC. 31,            DEC. 31,          DEC. 31,         DEC. 31
COMMON STOCK PORTFOLIO                                                1990                1989              1988             1987
==================================================================================================================================
Net asset value per share, beginning of year                     $   15.800         $    13.870       $    12.680      $    13.380
   Income from investment operations (a):
         Net investment income                                        0.672               0.347             0.369            0.336
         Net realized gain (loss) and change in unrealized
            appreciation (depreciation) on investments               (1.930)              3.957             0.932          (0.003)
----------------------------------------------------------------------------------------------------------------------------------
               Total income (loss) from investment operations        (1.258)              4.304             1.301            0.333
----------------------------------------------------------------------------------------------------------------------------------

Distributions (a):
         Dividends from net investment income and
            net realized short-term capital gains                    (0.167)             (0.443)           (0.111)          (1.033)
         Distribution of net realized long-term capital gains        (0.505)             (1.931)                --               --
----------------------------------------------------------------------------------------------------------------------------------
         Total distributions                                         (0.672)             (2.374)           (0.111)          (1.033)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                           $   13.870         $    15.800       $    31.870      $    12.680
==================================================================================================================================
Total return (b) (d)                                                  (8.68)%             30.75%             9.38%            2.36%


Ratios/supplemental data
      Net assets, end of year (c)                                $7,958,678         $11,191,613       $12,736,978      $15,239,041
      Ratio of expenses to average net assets (d)                      1.25%               1.25%             1.04%            0.86%
      Ratio of net investment income to average net assets (d)         4.50%               2.10%             2.74%            2.28%
      Portfolio turnover rate                                         45.12%              47.22%            71.51%          104.19%
      Average commission paid (e)                                       N/A                N/A               N/A               N/A
==================================================================================================================================


---------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                       YEAR                 YEAR                 YEAR
                                                                      ENDED                ENDED                ENDED
                                                                     DEC. 31,             DEC. 31,             DEC. 31,
ASSET ALLOCATION PORTFOLIO (E)                                         1996                 1995                 1994
======================================================================================================================
Net asset value per share, beginning
   of period                                                    $    12.390           $   11.040           $   11.400
   Income from investment operations (a):
      Net investment income                                           0.419                0.508                0.463
      Net realized gain (loss) and change
         in unrealized appreciation
         (depreciation) on investments                                2.774                2.976               (0.526)
---------------------------------------------------------------------------------------------------------------------
            Total income (loss) from
                investment operations                                 3.193                3.484               (0.063)
---------------------------------------------------------------------------------------------------------------------
Distributions (a):
   Dividends from net investment
      income and net realized short-term
      capital gains                                                  (2.075)              (1.827)              (0.266)
   Distribution of net realized long-term
      capital gains                                                  (0.038)              (0.307)              (0.031)
---------------------------------------------------------------------------------------------------------------------
            Total distributions                                      (2.113)              (2.134)              (0.297)
---------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period                        $    13.470           $   12.390           $   11.040
=====================================================================================================================

Total return (b) (d)                                                  28.30%               31.49%              (0.55)%

Ratios/supplemental data
   Net assets, end of period (c)                                $16,732,206           $9,583,375           $6,172,390
   Ratio of expenses to average net assets (d)                         0.75%                0.75%                0.75%
   Ratio of net investment income to average
      net assets (d)                                                   3.15%                4.11%                4.20%
   Portfolio turnover rate                                           208.13%              194.16%              223.92%
   Average commission paid (f)                                  $    0.0600                  N/A                  N/A
=====================================================================================================================

(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate
      Bond and  Government  Securities  Portfolios,  0.80 percent for the Common
      Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for each of the six years ended December 31, 1992.

(e)   The BNL High Yield and BNL  Convertible  Portfolios  were  merged into the
      Asset  Allocation   Portfolio   (formerly  the  BNL  Multiple   Strategies
      Portfolio) effective March 11, 1992.

(f) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange
      Commission beginning in 1996.

(g)   Lexington  Management  Corporation  was  Sub-adviser to  the Common Stock,
      Asset Allocation, and Government Securities Portfolios prior  to November
      19, 1991.

                                       4



                                                                                                CONSECO SERIES TRUST
                                                                                                         1997
                                                                                                      PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------
                                                                     YEAR                 YEAR            YEAR
                                                                     ENDED                ENDED           ENDED
                                                                    DEC. 31,             DEC. 31,         DEC. 31,
                                                                     1993             1992 (e)           1991 (g)
=======================================================================================================================
Net asset value per share, beginning
   of period                                                     $  11.630            $  11.740         $   11.050
   Income from investment operations (a):
      Net investment income                                          0.410                0.633              0.210
      Net realized gain (loss) and change
         in unrealized appreciation
         (depreciation) on investments                               0.218                0.867              2.094
-----------------------------------------------------------------------------------------------------------------------
            Total income (loss) from
                investment operations                                0.628                1.500              2.304
-----------------------------------------------------------------------------------------------------------------------
Distributions (a):
   Dividends from net investment
      income and net realized short-term
      capital gains                                                 (0.570)              (1.463)            (0.532)
   Distribution of net realized long-term
      capital gains                                                 (0.288)              (0.147)            (1.082)
-----------------------------------------------------------------------------------------------------------------------
            Total distributions                                     (0.858)              (1.610)            (1.614)
-----------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period                        $   11.400           $   11.630         $   11.740
=======================================================================================================================

Total return (b) (d)                                                 10.38%               10.36%             21.57%


Ratios/supplemental data
   Net assets, end of period (c)                                $6,161,924           $4,308,251         $1,373,327
   Ratio of expenses to average net assets (d)                        0.75%                1.25%              1.25%
   Ratio of net investment income to average
      net assets (d)                                                  3.55%                5.46%              1.69%
   Portfolio turnover rate                                          539.90%              690.17%            128.46%
   Average commission paid (f)                                          NA                  N/A                N/A
=======================================================================================================================






---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                          YEAR                 YEAR            YEAR               PERIOD
                                                          ENDED                ENDED           ENDED              MAY 1, 1987 TO
                                                         DEC. 31,             DEC. 31,         DEC. 31,           DEC. 31,
ASSET ALLOCATION PORTFOLIO (E)                             1990                1989             1988                1987
=================================================================================================================================
Net asset value per share, beginning
   of period                                         $   12.050           $   10.050         $    9.310       $   10.000
   Income from investment operations (a):
      Net investment income                               0.211                0.180              0.186            0.146
      Net realized gain (loss) and change
         in unrealized appreciation
         (depreciation) on investments                   (0.891)                1.953             0.614           (0.469)
---------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from
                investment operations                    (0.680)                2.133             0.800           (0.323)
---------------------------------------------------------------------------------------------------------------------------------
Distributions (a):
   Dividends from net investment
      income and net realized short-term
      capital gains                                      (0.320)              (0.133)            (0.060)          (0.367)
   Distribution of net realized long-term
      capital gains                                          --                   --                 --               --
---------------------------------------------------------------------------------------------------------------------------------
            Total distributions                          (0.320)              (0.133)            (0.060)          (0.367)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period             $   11.050           $   12.050         $   10.050       $    9.310
=================================================================================================================================


Total return (b) (d)                                      (5.59)%              21.27%              8.55%           (5.47)% (h)


Ratios/supplemental data
   Net assets, end of period (c)                     $1,520,532           $2,365,652         $3,108,433       $3,403,768
   Ratio of expenses to average net assets (d)             1.25%                1.25%              1.25%            1.25% (h)
   Ratio of net investment income to average
      net assets (d)                                       1.86%                1.66%              1.88%            2.19% (h)
   Portfolio turnover rate                                26.04%               24.49%             29.61%           58.77% (h)
   Average commission paid (f)                              N/A                  N/A               N/A               N/A
==================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                         YEAR                      YEAR                    YEAR
                                                                        ENDED                     ENDED                   ENDED
                                                                       DEC. 31,                  DEC. 31,                DEC. 31,
GOVERNMENT SECURITIES PORTFOLIO (E)                                      1996                      1995                    1994
====================================================================================================================================
Net asset value per share, beginning of year                        $   12.380                $   11.090              $   11.450
   Income from investment operations (a):
      Net investment income                                              0.722                     0.754                   0.720
      Net realized gain (loss) and change in unrealized
         appreciation (depreciation) on investments                     (0.409)                    1.119                  (1.031)
------------------------------------------------------------------------------------------------------------------------------------

            Total income (loss) from investment operations               0.313                     1.873                  (0.311)
------------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
      Dividends from net investment income and
         net realized short-term capital gains                          (0.707)                   (0.583)                 (0.049)
      Distribution of net realized long-term capital gains              (0.046)                         -                       -
------------------------------------------------------------------------------------------------------------------------------------

            Total distributions                                         (0.753)                   (0.583)                 (0.049)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                               $  11.940                 $  12.380               $  11.090
====================================================================================================================================


Total return (b) (d)                                                      2.75%                    17.35%                  (2.79)%

Ratios/supplemental data
   Net assets, end of year (c)                                      $4,023,691                $4,612,607              $4,712,785
   Ratio of expenses to average net assets (d)                            0.70%                     0.70%                   0.70%
   Ratio of net investment income to average net assets (d)               6.02%                     6.27%                   6.45%
   Portfolio turnover rate                                              157.62%                   284.31%                 421.05%
====================================================================================================================================

(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each of the six years ended December 31, 1992.

(e)   The  BNL  Mortgage-Backed   Securities   Portfolio  was  merged  into  the
      Government Securities Portfolio (formerly the BNL Government Securities Portfolio) effective March 11, 1992.

(f) Lexington Management Corporation was Sub-adviser to the Common Stock, Asset Allocation, and Government Securities Portfolios prior to November 19, 1991.

                                                                                                              CONSECO SERIES TRUST
                                                                                                                     1997
                                                                                                                  PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR                    YEAR                  YEAR
                                                                            ENDED                   ENDED                 ENDED
                                                                         DEC. 31,                DEC. 31,              DEC. 31,
                                                                             1993                1992 (E)              1991(F)
===============================================================================================================================
Net asset value per share, beginning of year                           $   11.610             $    12.000            $   11.220
   Income from investment operations (a):
      Net investment income                                                 0.738                   0.679                 0.830
      Net realized gain (loss) and change in unrealized
         appreciation (depreciation) on investments                         0.281                   0.219                 0.856
-------------------------------------------------------------------------------------------------------------------------------

            Total income (loss) from investment operations                  1.019                   0.898                 1.686
-------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
      Dividends from net investment income and
         net realized short-term capital gains                            (1.179)                 (1.094)               (0.906)
      Distribution of net realized long-term capital gains                     --                 (0.194)                    --
-------------------------------------------------------------------------------------------------------------------------------

            Total distributions                                           (1.179)                 (1.288)               (0.906)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                                 $   11.450             $    11.610            $   12.000
===============================================================================================================================


Total return (b) (d)                                                         8.91%                   6.62%                15.01%

Ratios/supplemental data
   Net assets, end of year (c)                                         $7,579,366             $10,220,193            $5,780,442
   Ratio of expenses to average net assets (d)                               0.70%                   1.25%                 1.25%
   Ratio of net investment income to average net assets (d)                  6.30%                   5.77%                 7.24%
   Portfolio turnover rate                                                 397.42%                 742.09%                55.85%
===============================================================================================================================








------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                            YEAR            YEAR              YEAR             YEAR
                                                                           ENDED           ENDED             ENDED            ENDED
                                                                        DEC. 31,        DEC. 31,          DEC. 31,         DEC. 31,
GOVERNMENT SECURITIES PORTFOLIO (E)                                         1990            1989              1988             1987
===================================================================================================================================
Net asset value per share, beginning of year                          $   11.180      $   10.590        $   10.410       $   10.560
   Income from investment operations (a):
      Net investment income                                                0.861           0.876             0.893            0.833
      Net realized gain (loss) and change in unrealized
         appreciation (depreciation) on investments                        0.033           0.389            (0.193)          (0.167)
-----------------------------------------------------------------------------------------------------------------------------------

            Total income (loss) from investment operations                 0.894           1.265             0.700            0.666
-----------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
      Dividends from net investment income and
         net realized short-term capital gains                            (0.854)         (0.675)           (0.520)          (0.816)
      Distribution of net realized long-term capital gains                    --              --                --               --
-----------------------------------------------------------------------------------------------------------------------------------

            Total distributions                                           (0.854)         (0.675)           (0.520)          (0.816)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                                $   11.220      $   11.180        $   10.590       $   10.410
===================================================================================================================================


Total return (b) (d)                                                        7.96%          12.28%             6.38%            2.94%

Ratios/supplemental data
   Net assets, end of year (c)                                        $5,639,371      $5,946,269        $6,648,484       $7,012,154
   Ratio of expenses to average net assets (d)                              1.25%           1.25%             0.93%            0.71%
   Ratio of net investment income to average net assets (d)                 7.79%           8.04%             8.30%            8.01%
   Portfolio turnover rate                                                 57.04%         127.19%           156.73%          128.88%
===================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                               YEAR                    YEAR                    YEAR
                                                                              ENDED                   ENDED                   ENDED
                                                                             DEC. 31,                DEC. 31,               DEC. 31,
MONEY MARKET PORTFOLIO                                                         1996                    1995                    1994
====================================================================================================================================

Net asset value per share, beginning of year                             $    1.000             $     1.000             $     1.000
   Income from investment operations (a):
      Net investment income                                                   0.050                   0.055                   0.038
      Net realized gain (loss) and change in unrealized
         appreciation (depreciation) on investments                              --                      --                      --
------------------------------------------------------------------------------------------------------------------------------------

            Total income (loss) from investment operations                    0.050                   0.055                   0.038
------------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
      Dividends from net investment income and
         net realized short-term capital gains                               (0.050)                 (0.055)                 (0.038)
------------------------------------------------------------------------------------------------------------------------------------

            Total distributions                                              (0.050)                 (0.055)                 (0.038)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                                   $    1.000              $    1.000              $    1.000
====================================================================================================================================


Total return (b) (d)                                                           5.13%                   5.46%                   3.78%


Ratios/supplemental data
   Net assets, end of year (c)                                           $6,984.663              $5,395,877              $5,105,367
   Ratio of expenses to average net assets (d)                                 0.45%                   0.45%                   0.45%
   Ratio of net investment income to average net assets (d)                    5.03%                   5.46%                   3.78%
   Portfolio turnover rate                                                      N/A                     N/A                     N/A
====================================================================================================================================

(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25,1994, respectively.

(d) These ratios have been favorably affected by a guarantee by the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each of the six years ended December 31, 1992.

                                                                                                              CONSECO SERIES TRUST
                                                                                                                     1997
                                                                                                                  PROSPECTUS

---------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR                    YEAR                  YEAR
                                                                             ENDED                   ENDED                 ENDED
                                                                          DEC. 31,                DEC. 31,              DEC. 31,
                                                                              1993                    1992                  1991
=================================================================================================================================
Net asset value per share, beginning of year                            $    1.000             $     1.000           $     1.000
   Income from investment operations (a):
      Net investment income                                                  0.029                   0.026                 0.050
      Net realized gain (loss) and change in unrealized
         appreciation (depreciation) on investments                             --                   0.001                    --
---------------------------------------------------------------------------------------------------------------------------------

            Total income (loss) from investment operations                   0.029                   0.027                 0.050
---------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
      Dividends from net investment income and
         net realized short-term capital gains                              (0.029)                 (0.027)               (0.050)
---------------------------------------------------------------------------------------------------------------------------------

            Total distributions                                             (0.029)                 (0.027)               (0.050)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                                  $    1.000              $    1.000            $    1.000
=================================================================================================================================


Total return (b) (d)                                                          2.86%                   2.66%                 5.06%


Ratios/supplemental data
   Net assets, end of year (c)                                          $5,229,641              $3,111,264            $5,010,336
   Ratio of expenses to average net assets (d)                                0.45%                   1.25%                 1.25%
   Ratio of net investment income to average net assets (d)                   2.86%                   2.66%                 5.06%
   Portfolio turnover rate                                                     N/A                     N/A                   N/A
=================================================================================================================================






-------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                       YEAR                YEAR              YEAR            YEAR
                                                                      ENDED               ENDED             ENDED           ENDED
                                                                   DEC. 31,            DEC. 31,          DEC. 31,        DEC. 31,
MONEY MARKET PORTFOLIO                                                 1990                1989              1988            1987
=================================================================================================================================
Net asset value per share, beginning of year                      $   1.000         $     1.000        $    1.000    $      1.000
   Income from investment operations (a):
      Net investment income                                           0.070               0.081             0.066           0.058
      Net realized gain (loss) and change in unrealized
         appreciation (depreciation) on investments                      --                  --                --              --
---------------------------------------------------------------------------------------------------------------------------------

            Total income (loss) from investment operations            0.070               0.081             0.066           0.058
---------------------------------------------------------------------------------------------------------------------------------

   Distributions (a):
      Dividends from net investment income and
         net realized short-term capital gains                       (0.070)             (0.081)           (0.066)         (0.058)
---------------------------------------------------------------------------------------------------------------------------------

            Total distributions                                      (0.070)             (0.081)           (0.066)         (0.058)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of year                           $    1.000         $     1.000        $    1.000      $    1.000
=================================================================================================================================


Total return (b) (d)                                                   6.97%               8.06%             6.56%           5.84%


Ratios/supplemental data
   Net assets, end of year (c)                                   $6,451,442         $15,962,894        $8,534,156      $8,176,364
   Ratio of expenses to average net assets (d)                         1.25%               1.25%             1.04%           0.90%
   Ratio of net investment income to average net assets (d)            6.97%               8.06%             6.56%           5.84%
   Portfolio turnover rate                                              N/A                 N/A               N/A             N/A
=================================================================================================================================




------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
                                                                    YEAR              YEAR            YEAR            PERIOD FROM
                                                                   ENDED             ENDED           ENDED             MAY 1, 1993,
                                                                  DEC. 31,          DEC. 31,         DEC. 31,         DEC. 31, TO
CORPORATE BOND PORTFOLIO                                            1996             1995             1994               1993
====================================================================================================================================
Net asset value per share, beginning of period                 $   10.150       $     9.450         $9.980             $   10.000
      Income from investment operations (a):
           Net investment income                                    0.662             0.680          0.649                  0.417
           Net realized gains (losses) and change in
               unrealized appreciation (depreciation)
               on investments                                      (0.179)            0.990         (0.912)                 0.173
------------------------------------------------------------------------------------------------------------------------------------

                  Total income (loss) from
                       investment operations                        0.483            1.670          (0.263)                 0.590
------------------------------------------------------------------------------------------------------------------------------------

      Distributions (a):
           Dividends from net investment income
               and net realized short-term
               capital gains                                       (0.663)          (0.970)         (0.267)                (0.610)
------------------------------------------------------------------------------------------------------------------------------------

                  Total distributions                              (0.663)          (0.970)         (0.267)                (0.610)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share, end of period                      $     9.970      $    10.150         $ 9.450             $   (9.980)
====================================================================================================================================


Total return (b) (d)                                                  4.97%           18.25%          (2.65%)              8.84% (f)

Ratios/supplemental data
      Net assets, end of period (c)                            $17,463,340      $16,046,368      $12,903,063          $13,577,440
      Ratio of expenses to average net assets (d)                     0.70%            0.70%            0.70%              0.70% (f)
      Ratio of net investment income to average
          net assets (d)                                              6.65%            6.78%            6.78%              6.22% (f)
      Portfolio turnover rate                                       276.35%          225.41%          198.48%            406.24% (f)
====================================================================================================================================

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each of the six years ended December 31, 1992.

(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00.

(f)   Annualized.

                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS
     Each of the Portfolios has a different investment objective or objectives as described below. Each Portfolio is managed by the Adviser. There can be no assurance that any of the Portfolios will achieve their investment objective or objectives. Each Portfolio is subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Adviser to make changes in a Portfolio's investments in anticipation of changes in economic, business, and financial conditions.

     The different types of securities and investment techniques common to one or more Portfolios all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates.

     The investments and investment  techniques common to one or more Portfolios
are  described  in  greater  detail,   including  the  risks  of  each,  in  the
"Description of Securities and Investment Techniques" in the SAI.

     The Portfolios are subject to investment restrictions that are described under "Investment Restrictions" in the SAI. The investment restrictions are "fundamental policies," which means that they may not be changed without a majority vote of shareholders of the affected Portfolios. In addition, the Investment Company Act of 1940 (the "1940 Act") sets forth certain requirements for open-end, diversified, management investment companies such as the Trust which are also "fundamental policies." The more important of these restrictions prohibits each Portfolio, with respect to 75 percent of its total assets, from
(i) investing more than 5 percent of its assets in the securities of any one issuer (except U.S. government securities defined below); and (ii) investing more than 25 percent of its assets in the securities of issuers in the same industry (except cash equivalent items and U.S. government securities). Except for fundamental policies imposed either by the Trust's investment restrictions or by the 1940 Act, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Board of Trustees may change them without shareholder approval. See "Description of Securities and Investment Techniques" and "Investment Restrictions" in the SAI for further information.


COMMON STOCK PORTFOLIO
     In seeking its objective of providing a high equity total return, the Common Stock Portfolio will attempt to achieve a total return (i.e., price appreciation plus potential dividend yield) primarily through investment in selected equities (i.e., common stocks and other securities having the investment characteristics of common stocks, such as convertible debentures and warrants). However, if market conditions indicate their desirability, the Adviser may, for defensive purposes, temporarily invest all or a part of the assets of the Common Stock Portfolio in money market instruments. See "Money Market Portfolio" below, and "Debt Securities" under "Description of Securities and Investment Techniques" in the SAI for further information.

     The Adviser expects that the equity portion of the Portfolio will be widely diversified by both industry and number of issuers. The Adviser's stock selection methods will be based in part upon the analysis of variables which it believes significantly relate to the future market performance of a stock, such as recent changes in earnings per share and their deviations from analysts' expectations, past growth trends, price action of the stock itself, publicly recorded trading transactions by corporate insiders, and relative price-earnings ratios. The Adviser expects that investment opportunities will often be sought among securities of larger, established companies, although securities of smaller, less well- known companies may also be selected.

      By investing in securities that are subject to market risk, the Common Stock Portfolio is also subject to greater fluctuations in its market value and involves the assumption of a higher degree of risk as compared to a portfolio seeking stability of principal, such as a money market portfolio or a portfolio investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (these obligations are referred to in this Prospectus as "U.S. government securities"). To maximize potential return, the Adviser may utilize a variety of investment techniques and strategies including but not limited to: writing "covered" and "secured" listed put and call options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures

--------------------------------------------------------------------------------

contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depository Receipts; purchasing securities of other investment companies; entering into repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short "against the box." See "Description of Securities and Investment Techniques" in the SAI for further information. The Common Stock Portfolio may also invest in high yield, high risk, lower-rated debt securities. See "Risks Associated With High Yield Debt Securities" in the SAI for further information.


ASSET ALLOCATION PORTFOLIO
     The investment objective of the Asset Allocation Portfolio is to seek a high total investment return consistent with the preservation of capital and prudent investment risk. The Portfolio seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available among various asset classes, including debt securities, equity securities and money market instruments. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. Achieving this objective depends on the Adviser's ability to assess the effect of economic and market trends on different sectors of the market. In seeking to maximize total return, the Asset Allocation Portfolio will follow an asset allocation strategy contemplating shifts (which may be frequent) among a wide range of investments and market sectors. The Portfolio's investments will be designed to maximize total return during all economic and financial environments, consistent with prudent risk as determined by the Adviser.

     The Asset Allocation Portfolio will invest in U.S. government securities, intermediate and long-term debt securities and equity securities of domestic and foreign issuers, including common and preferred stocks, convertible debt securities, and warrants. If the Adviser deems stock market conditions to be favorable or debt market conditions to be uncertain or unfavorable, a substantially higher percentage of the Portfolio's total assets may be invested in equity securities. If, however, the Adviser believes that the equity environment is uncertain or unfavorable, the Portfolio may decrease its investments in equity securities and increase its investments in debt securities. Furthermore, if the Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals, the Portfolio may invest up to 10 percent of its total assets in the equity securities of companies exploring, mining, developing, producing, or distributing gold or other precious metals. Additionally, the Asset Allocation Portfolio may make temporary defensive investments (i.e., money market instruments) without limit if it is believed that market conditions warrant a more conservative investment strategy.

     The Asset Allocation Portfolio may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Portfolio's investment objective, including but not limited to: writing "covered" and "secured" listed put and call options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency transactions and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short "against the box." See "Description of Securities and Investment Techniques" in the SAI for further information.

     The maturities of the debt securities in the Asset Allocation Portfolio will vary based in large part on the Adviser's expectations as to future changes in interest rates. However, the Adviser anticipates that the debt component of the Portfolio will generally be invested primarily in intermediate debt securities, and/or long-term debt securities. The Adviser anticipates that the equity portion of the Portfolio will be widely diversified by both industry and number of issuers. The Adviser's stock selection methods will be based in part upon variables which it believes significantly relate to the future market performance of a stock, such as recent changes in earnings per share and their deviations from analysts' expectations, past growth trends, price movement of the stock itself, publicly recorded trading transactions by corporate insiders,

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                                                              PROSPECTUS
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and price-earnings ratios. The Adviser anticipates that investment opportunities will often be sought among securities of larger, established companies, although securities of smaller, less well- known companies may also be selected.

     The Asset Allocation Portfolio may also invest in high yield, high risk, lower-rated fixed income debt securities, which are not believed to involve undue risk to income or principal. Generally, higher yielding bonds carry ratings assigned by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") that are lower than those assigned to investment grade debt securities, or are unrated, and thus carry higher investment risk than investment grade debt securities. The market values of lower-rated securities generally fluctuate more widely than those of higher-rated securities. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is generally the case for higher grade debt securities. The lowest rating categories in which the Portfolio will invest are CCC/Caa. Securities in these categories are considered to be of poor standing and are predominantly speculative. See "Appendix A" to this Prospectus for further discussion regarding securities ratings and "Risks Associated With High Yield Debt Securities" under "Description of Securities and Investment Techniques" in the SAI.

     The Asset Allocation Portfolio may also invest in zero coupon securities and payment-in-kind securities. A zero coupon security pays no interest to its holders prior to maturity and a payment-in-kind security pays interest in the form of additional securities. These securities will be subject to greater fluctuation in market value in response to changing interest rates than securities of comparable maturities that make periodic cash distributions of interest.

     The Asset Allocation Portfolio may also invest in equity and debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Asset Allocation Portfolio will not invest more than 50 percent of its total assets (measured at the time of investment) in foreign securities. See "Foreign Securities" under "Description of Securities and Investment Techniques" in the SAI for further information.


GOVERNMENT SECURITIES PORTFOLIO
     In seeking its objective of safety of capital, liquidity and current income, the Government Securities Portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government, including mortgage-related securities. The U.S. government securities which may be purchased by the Government Securities Portfolio include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. The Government Securities Portfolio may also purchase instruments issued or guaranteed by agencies or instrumentalities of the United States government, including mortgage-related securities.

     Among  the  mortgage-related  securities  that  may  be  purchased  by  the
Government Securities Portfolio are "mortgage-backed securities" of the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which are similar, representing pools of mortgages that are assembled, with interests sold in each pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of the interests in each pool; thus, each payment to holders may contain varying amounts of principal and interest. Another type of mortgage-backed security is the "collateralized mortgage obligation." Collateralized mortgage obligations are similar to conventional bonds in that they have fixed maturities and interest rates but are secured by groups of individual mortgages. Timely payment of principal and interest on GNMA pass-throughs is guaranteed by the full faith and credit of the United States. FHLMC and FNMA are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. See "Mortgage-Backed Securities" under "Description of Securities and Investment Techniques" in the SAI for further information.

      Also included within the term "U.S. government securities" are deposits in banks to the extent that such deposits (including accrued interest) are federally insured ("Insured Deposits"). Such insurance is currently limited to $100,000 per bank. The Government Securities Portfolio will not permit any Insured Deposit, including any interest thereon, to exceed the insured amount. Insured Deposits may have limited marketability.

                                       13

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     The   Government   Securities   Portfolio  may  purchase   mortgage-related
securities not issued by the U.S. government or any agency or instrumentality thereof. The Government Securities Portfolio may also invest in investment grade corporate debt securities. Debt securities purchased by the Portfolio may be of any maturity. It is anticipated that the weighted average maturity of the debt portfolio generally will be between four and 15 years, but may be shorter or longer under unusual market circumstances. That portion of the investment Portfolio which is not invested in U.S. government securities will be invested in high rated debt securities that the Adviser believes will not expose the Portfolio to undue risk. While non-U.S. government securities may present greater credit risk than U.S. government securities, they also tend to afford higher yields than U.S. government securities.

     The Government Securities Portfolio may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Portfolio's investment objective. Such strategies and techniques include, but are not limited to, writing "covered" and "secured" listed put and call options and purchasing such options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short "against the box." See "Description of Securities and Investment Techniques" in the SAI for further information.

     There is minimal credit risk involved in the purchase of government or government-guaranteed securities. However, as with any fixed income investment, when interest rates decline, the market value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to decline. Therefore, the Trust may engage in portfolio trading to take advantage of market developments and yield disparities, for example, shortening the average maturity of the Portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the average maturity of the Portfolio in anticipation of a decline in interest rates so as to maximize appreciation of principal. However, the Adviser does not pursue interest rate anticipation strategies within its style of investment management.


CORPORATE BOND PORTFOLIO
     In seeking its investment objective of providing the highest level of income as is consistent with the preservation of capital, the Corporate Bond Portfolio invests primarily in investment grade debt securities. The Adviser seeks to reduce risk, increase income, and preserve or enhance total return by actively managing the Portfolio in light of market conditions and trends. The Adviser seeks to enhance total return specifically through purchasing securities which the Adviser believes are undervalued and selling, when appropriate, those securities the Adviser believes are overvalued. In order to determine value, the Adviser utilizes independent fundamental analysis of the issuer as well as an analysis of the specific structure of the security. A debt security will be considered "investment grade" if it is rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, in the case of an unrated security, if the Adviser determines such security is of comparable quality to securities rated in one of the four highest rating categories. The Corporate Bond Portfolio may invest in debt securities issued by publicly and privately held U.S. and foreign companies, the U.S. government and agencies and instrumentalities thereof, and foreign governments and their agencies and instrumentalities. The Corporate Bond Portfolio may also invest in mortgage-related debt securities, other types of asset-backed debt securities, and other forms of debt securities. See "Debt Securities" in the SAI. In addition, up to 15 percent of the Portfolio may be invested directly in equity securities, including preferred and common stocks, convertible debt securities and debt securities carrying warrants to purchase equity securities, and up to 10 percent of the Portfolio may be invested in debt securities below investment grade.

      Debt securities purchased by the Corporate Bond Portfolio may be of any maturity. It is anticipated that the weighted average life of the debt portfolio will be between seven and 15 years, but may be shorter or longer depending on market conditions. While the Corporate Bond Portfolio intends to invest in fixed income securities in order to achieve its investment objective of obtaining the highest level of income consistent with preservation of capital, it may from time to time invest in fixed income securities which offer higher capital appreciation potential. Such investments would be in addition to that portion of the Portfolio which may be invested in common stocks and other types of equity securities.

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                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
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     With respect to the Portfolio's investment in fixed income securities, such securities will be affected by changes in interest rates. When interest rates decline, the market value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to decline. Therefore, the
Portfolio  may  engage  in  portfolio   trading  to  take  advantage  of  market
developments and yield disparities; for example, shortening the average maturity of the Portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the average maturity of the Portfolio in anticipation of a decline in interest rates so as to maximize appreciation of principal. However, the Adviser does not pursue interest rate anticipation strategies within its style of investment management.

     The Corporate Bond Portfolio may use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Portfolio's investment objective. Such strategies and techniques include, but are not limited to, writing "covered" and "secured" listed put and call options and purchasing such options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short "against the box." See "Description of Securities and Investment Techniques" in the SAI for further information.


MONEY MARKET PORTFOLIO
     In seeking its objective of current income consistent with stability of capital and liquidity, the Money Market Portfolio may invest only in the following kinds of money market securities:

(1) U.S. GOVERNMENT SECURITIES: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

(2) BANK OBLIGATIONS: Time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of banks having total assets in excess of $1 billion that are subject to regulation by the U.S. government, including (i) U.S. subsidiaries of foreign banks,
      (ii) London branches of domestic banks, and (iii) foreign branches of domestic commercial banks and foreign banks so long as the securities are U.S. dollar-denominated. There can be no assurance that, in the future, exchange control or other regulations might not be adopted which would adversely affect the payment of principal and interest on the obligations of foreign branches of domestic commercial banks and foreign banks (See "Foreign Securities" and "Banking Industry and Savings Industry Obligations" under "Description of Securities and Investment Techniques" in the SAI for further information, and note that in this Prospectus, a "bank" includes commercial banks, savings banks and savings and loan associations);

(3) COMMERCIAL PAPER OBLIGATIONS: Commercial paper, including variable and floating rate securities of U.S. corporations, rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, of a comparable quality as determined by the Adviser under supervision of the Board of Trustees as described below (See "Variable and Floating Rate Securities" under
      "Description of Securities and Investment Techniques" in the SAI for further information and see Appendix A for a description of the securities ratings); and

(4) SHORT-TERM CORPORATE DEBT SECURITIES: Corporate debt securities (other than commercial paper) maturing in 13 months or less.

     Money Market instruments are generally described as short-term debt obligations having maturities of 13 months or less. Yields on such instruments are very sensitive to short-term lending conditions. The principal value of such instruments tends to decline as interest rates rise and conversely tends to rise as interest rates decline. In addition, there is an element of risk in money market instruments that the issuer may become insolvent and may not make timely payment of interest and principal obligations.

                                       15

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     The Money Market Portfolio may invest only in U.S. dollar-denominated money market instruments that present "minimal credit risk." At least 95 percent of the Money Market Portfolio's total assets, as measured at the time of investment, must be of the "highest quality." The Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees. A money market instrument will be considered to be of the highest quality (1) if it is rated in the highest rating category by (i) any two NRSROs or, (ii) by the only NRSRO that rated the security; (2) if, in the case of an instrument with a remaining maturity of 13 months or less that was long-term at the time of issuance, the issuer thereof has short-term debt obligations comparable in priority and security to such security, and that are rated in the highest rating category by (i) any two NRSROs or, (ii) the only NRSRO that has rated the security; or (3) in the case of an unrated security, such security is of comparable quality to a security in the highest rating category as determined by the Adviser. At present, current procedures require that the acquisition of such securities that are unrated or are rated by only one NRSRO be approved or ratified by the Board of Trustees; however, as is permitted by current regulation, the Board of Trustees may choose to eliminate this procedural requirement concerning such securities. With respect to no more than 5 percent of its total assets, measured at the time of investment, the Portfolio may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations. A money market instrument will be considered to be in the second-highest rating category under the procedures described above for determining whether an instrument is considered highest quality, as applied to instruments in the second-highest rating category.

     The Money Market Portfolio may not invest more than 5 percent of its total assets, measured at the time of investment, in securities of any one issuer, except that this limitation shall not apply to U.S. government securities and repurchase agreements thereon and except that the Portfolio may invest more than 5 percent of its total assets in securities of a single issuer that are of the highest quality for a period of up to three business days. The Portfolio may not invest more than the greater of 1 percent of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that this limitation shall not apply to U.S. government securities. In the event that an instrument acquired by the Money Market Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Adviser, under procedures approved by the Board of Trustees, shall promptly re-assess whether such security presents minimal credit risk and determine whether or not to retain the instrument.

     From time to time, the Money Market Portfolio may purchase securities on a when-issued or delayed delivery basis. The Portfolio may also enter into repurchase agreements. See "Description of Securities and Investment Techniques" in the SAI for further information.

     The Money Market Portfolio uses the "amortized cost" method of valuation and seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions; however, an investment in this Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The Portfolio will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Portfolio.


MANAGEMENT
     The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Trust's investment manager, as set forth below. The Trust's officers supervise the daily business operations of the Trust.


     Conseco Capital Management, Inc. (the "Adviser"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, has been retained under Investment Advisory Agreements with the Trust, to provide investment advice, and in general to supervise the management and investment program of the Trust and each Portfolio. In addition, the Adviser generally manages the affairs of the Trust, subject to the supervision of the Board of Trustees. For information about the Board of Trustees and the Trust's officers, see "Management" in the SAI. Under the Investment Advisory Agreements, the Adviser receives an investment advisory fee equal to an annual rate of 0.25 percent of the daily net asset value of the Money Market Portfolio, 0.50 percent of the daily net asset value of the Government Securities and Corporate Bond Portfolios, 0.60 percent of the daily net asset value of the Common Stock Portfolio, and 0.55 percent of the daily net asset value of the Asset Allocation Portfolio. The Adviser also manages all of the invested assets of its parent company, Conseco, Inc., which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also provides investment advice to Conseco Fund Group, a registered open-end management investment company. The Adviser has been the investment adviser to the Trust since the Trust's inception. The Adviser has agreed that the ratio of expenses to net assets on an annual basis for the Common Stock Portfolio shall not exceed
0.80 percent, the Asset Allocation Portfolio shall not exceed 0.75 percent, the Government Securities and the Corporate Bond Portfolios shall not exceed 0.70



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                                                          CONSECO SERIES TRUST
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                                                              PROSPECTUS
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percent,  and the Money Market Portfolio shall not exceed 0.45 percent.  For the years ended December 31, 1996, 1995, and 1994, the Adviser's fees before reimbursement totaled $1,008,557, $695,347, and $560,765, respectively, which was 0.58 percent, 0.57 percent, and 0.64 percent of average net assets for 1996, 1995, and 1994, respectively. Total expenses of the average annual net assets of each Portfolio for the years ended 1996, 1995 and 1994; were as follows: Common Stock, 0.80 percent Asset Allocation, 0.75 percent; Government Securities, 0.70 percent; Corporate Bond, 0.70 percent; Money Market, 0.45 percent.


     Prior to November 19, 1991, Lexington Management Corporation ("the Sub-Adviser") had been retained by the Adviser pursuant to Sub-Advisory Agreements with the Adviser. Pursuant to the Sub-Advisory Agreements, the Sub-Adviser furnished the Adviser, on behalf of the Government Securities Portfolio, Common Stock Portfolio, and Asset Allocation Portfolio, such investment advice, statistical and other factual information as the Adviser reasonably requested. The Sub-Advisory Agreements have been terminated and, since the termination, the Adviser has performed all services previously provided by the Sub-Adviser. However, the Adviser may employ one or more sub-advisers in the future.

     The investment professionals primarily responsible for the management of each Portfolio, with the respective responsibilities and business experience for the past five years are as follows:

     COMMON STOCK: Thomas J. Pence, Vice President for the Adviser. He is responsible for the management of the Adviser's equity portfolios and oversight of the equity investment process. Prior to joining the Adviser, Mr. Pence worked for five years as a securities analyst in the field of real estate acquisition and development in which he specialized in residential development and construction finance and was responsible for overseeing a project portfolio of $750 million in real estate assets.

     ASSET ALLOCATION: Gregory J. Hahn, Portfolio Manager of the fixed income portion of the Portfolio and Senior Vice President, Portfolio Analytics for the Adviser. He is responsible for the portfolio analysis and management of the tax-exempt client accounts and analytical support for taxable portfolios. In addition, he has responsibility for the registered products as well as investments in the insurance industry.

     Prior to joining the Adviser, Mr. Hahn was a fixed income portfolio manager for Unified Management, Inc., where he was responsible for over $700 million in money market, municipal, and corporate bond mutual funds. Among the funds Mr. Hahn was responsible for were the Liquid Green Trust and the highly rated Liquid Green Tax Free Trust. Before joining Unified, he was a fixed income portfolio manager and municipal bond trader for Indiana National Bank.

     Thomas J. Pence, Portfolio Manager of the equity portion of the Portfolio. See Mr. Pence's business experience above.

     GOVERNMENT SECURITIES: Joseph F. DeMichele, Vice President for the Adviser. He is responsible for mortgage, pass-through and derivative trading, and residential and portfolio management. Mr. DeMichele was previously employed by Salomon Brothers. During his four years at Salomon, he worked as an assistant trader involved with security valuation and portfolio management. Prior to working at Salomon Brothers, he traded stock index futures on the floor of the New York Futures Exchange.

     CORPORATE BOND: Gregory J. Hahn. See Mr. Hahn's business experience above.


     MONEY MARKET: Darren Meyer, Trader for the Adviser. He is responsible for money market trading for the Adviser. Mr. Meyer has been a trader for the Adviser since 1994. He was previously employed by the Adviser's parent corporation in its accounting department since 1992.

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MANAGEMENT DISCUSSION AND ANALYSIS



COMMON STOCK PORTFOLIO
     As we look back upon the second half of 1996, we have to keep things in perspective by reminding ourselves how long we have been in the midst of economic expansion relative to historical market cycles. This is already the fourth longest expansion of the twentieth century. This is significant because in the three longer cycles, corporate earnings peaked out well in advance of each cycle's demise. Thus, if history offers any clues here, we are probably pretty close to some degree of deceleration in corporate profits. Happily, we can look back upon 1996 as another banner year of unabated growth in corporate profits and equity returns.

     As for returns during the second half of the year, the Standard & Poor's 500 (S & P 500) gained 11.68% and the Dow Jones Industrial Average gained 15.38%. Market performance was mostly led by a strong showing in the semiconductor and energy sectors with stocks such as Intel and Helmrich & Payne leading the way. Some of the worst performers for the period included trucking, broadcasting and manufactured housing.

     During the period we continued to stay focused on our bottom up research intensive approach. With this in mind, energy continued to play a prominent role in our portfolio with names such as Tosco, Apache and Forest Oil. In the areas of telecommunications and networking equipment, two of our more successful positions were Network General and Brightpoint. Capital goods also put in strong results in our portfolio with Miller Industries, which performed well throughout the period. Finally, technology had its role in the second half of the year with names such as GenRad and Ultrak.

     Looking into 1997, investor uncertainty on the overall market remains quite high. Excessive valuations and sentiment readings as well as the ultimate duration of this profit cycle all cause us to question whether we can continue much longer without a significant correction. However, in spite of this tentative outlook on the performance of the market averages such as the S&P 500 and the Dow Jones Industrial Average, we remain committed to finding great businesses and great management teams that can grow their earnings significantly in excess of the average company in the market. To this end, we will continue to focus our research efforts in the months ahead on companies in the technology, energy and business services sectors. Additionally, we are intrigued by the opportunities for profit growth that exist in the textile, aerospace, healthcare and gold producer industries where we still see attractive valuations and developing insider buying patterns. We think that the possibility of a stronger dollar in 1997 could result in a significant leadership change in this market as domestically focused companies enjoy less pressure on unit volumes and profit margins than their international counterparts. Finally, we expect to continue to reduce our exposure to higher-end consumer products and services where we feel the overabundance of capital investment in this cycle has created over-capacity and excessive competition.

         [The following table represents a chart in the printed piece.]

Comparison of Change in Value of $10,000 Investment in the Common Stock Portfolio and the S&P 500 Index.

                                   Accumulated Values
                                   ------------------
                        Common Stock Portfolio     Standard & Poor
                        ----------------------     ---------------
12/31/86                     $10,000                  $10,000
12/31/87                      10,111                   10,517
12/31/88                      11,060                   12,253
12/31/89                      14,461                   16,104
12/31/90                      13,205                   15,590
12/31/91                      16,609                   20,352
12/31/92                      19,698                   21,916
12/31/93                      21,386                   24,107
12/31/94                      21,814                   24,428
12/31/95                      29,733                   33,598
12/31/96                      43,112                   41,309

Average Annual Total Return

1  Year  - 44.99 percent
5  Years - 26.70 percent
10 Years - 15.73 percent

Past performance is not predictive of future performance. Performance does not include separate account expenses.

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                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
--------------------------------------------------------------------------------


ASSET ALLOCATION PORTFOLIO
     Our strategy in the Asset Allocation Portfolio has been to emphasize our growth equity style of investing which has represented approximately 55% of the total portfolio. Within the fixed-income portion of the portfolio, we have seen very strong performance during the second half of the year from the high yield sector, which includes our investments in UNYSIS, Peoples Telephone and Phar-Mor. In addition, we are finding value in Yankee issues as well as domestic bank/finance issues.

     Concerning the equity portion of the portfolio, we feel it is important to make several observations which have impacted our investment decisions. The general market did not exit 1996 cheap by any calculation. Much has been said about stock buybacks, lower dividend payouts and the attractiveness of U.S. equities versus those abroad. We think much of this is just noise. The current price/earnings ratio of around 22 times 1997 earnings is quite high, even after giving consideration to such aforementioned factors. Much of this profit cycle has been driven by the positive impact of lower interest rates and taxes on corporate profit margins. These factors, along with restrictions and technological advances, have expanded profit margins to levels which are going to be hard to improve upon in 1997.

     Despite the excess valuations in many segments of the market, we continue to find opportunities in selected areas. Our bottom up, research intensive approach during this period identified values in selected issues in energy, telecommunications, and technology, as well as in the capital goods sector. Tosco, Apache and Forest Oil were prominent in our portfolio and accounted for much of our energy holdings. Network General, Brightpoint, Ultrak, and GenRad all contributed as strong performers in telecommunications related holdings. Also, Miller Industries was significant as an investment in the capital goods sector and performed well during the period.

         [The following table represents a chart in the printed piece.]

Comparison of Change in Value of $10,000 Investment in the Asset Allocation Portfolio, the S&P 500 Index and the Lehman Brothers Government/Corporate Index.

                                        Accumulated Values
                                        ------------------

                        Asset Allocation                      LB Govt/
                            Portfolio      S&P 500 Index   Corporate Index
                        -----------------  -------------   ---------------
5/1/87                       $10,000        $10,000            $10,000
12/31/87                       9,594          8,670             10,081
12/31/88                      10,414         10,100             10,846
12/31/89                      12,636         13,275             12,391
12/31/90                      11,938         12,851             13,417
12/31/91                      14,556         16,777             15,581
12/31/92                      16,169         18,066             16,762
12/31/93                      17,916         19,872             18,611
12/31/94                      17,824         20,136             17,958
12/31/95                      23,437         27,695             21,413
12/31/96                      30,069         34,051             22,034


Average Annual Total Return

1  Year  - 28.30 percent
5  Years - 20.29 percent
10 Years - N/A (1)


(1) The inception date of this Portfolio was May 1, 1987.

Past performance is not predictive of future performance. Performance does not include separate account expenses.

--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO
     The rising interest rate environment of the first half of 1996 changed dramatically in the third quarter. The unemployment report in early July showed signs of a weakening economy and interest rates reversed their course and began trending lower. The 30 year U.S. Treasury bond peaked on July 5th at 7.19%. Some market participants actually began looking toward an easing of monetary policy by the Federal Reserve Board and short term interest rates also began falling. The two year U.S. Treasury note peaked a few days later at 6.43%. Indications of a sluggish economic environment continued into the fourth quarter. The 30 year U.S. Treasury reached a low yield of 6.35% while the two year U.S. Treasury bottomed at 5.58%. Perceptions changed in early December. Fueled by Fed Chairman Alan Greenspan's now famous "irrational exuberance" comments, fears of a tightening of monetary policy were reawakened and sent interest rates rising. The year ended with long rates, as measured by the 30 year bond, at 6.64%. Short rates, as measured by the two year note, closed at 5.87%.

     Spread sectors were the best performers of 1996. Very strong demand for investments that provided incremental yield over U.S. Treasuries led to higher performance by the mortgage-backed securities (MBS), asset-backed securities
(ABS), and corporate bond markets. The Lehman Brothers Government Index returned 2.77% for 1996. In contrast, the Lehman Brothers Mortgage Index posted a return of 5.35%, and the Lehman Brothers Asset-Backed Index returned 5.05%. Even adjusting for the shorter duration of the Lehman mortgage and asset-backed indices, both outpaced U.S. Treasury securities by between 70 and 80 basis points. In addition to investors' appetite for extra yield, securities with embedded options such as MBS and callable agencies benefited from falling volatility over the last half of 1996.

     Looking toward 1997, the market seems to be at a crossroads. Demand for both fixed income securities and equities is strong as money continues to pour in from retail mutual funds and institutional investors. Additionally, demand for U.S. Treasury securities from overseas continues to be strong. A risk here would be if the dollar cannot sustain its continued strength in the foreign exchange market. Other risks are lurking as well. Some investors are concerned that the strong showing of the economy in the fourth quarter will continue and lead to tighter monetary policy from the Federal Reserve. Expectations for Gross Domestic Product (GDP) growth for the fourth quarter are around four percent. With the current tightness in the labor markets, continued growth of this sort in 1997 will most certainly lead to increased inflationary pressures on the wage front. Energy prices also remain high furthering inflationary concerns. However, many economists feel that GDP growth in the fourth quarter was an aberration and look for sustainable growth in the range of 2.0% to 2.5%. Economic indicators in the early part of 1997 will hopefully give investors a clearer picture of the economic environment to be expected.

     We expect demand for spread products such as MBS and ABS to continue to be strong in 1997. The Government Securities Portfolio will continue to benefit from diversification with selective investments in these sectors. As is our strategy, we will invest in high-quality, liquid securities that provide superior relative value.

         [The following table represents a chart in the printed piece.]


Comparison of Change in Value of $10,000 Investment in Government Securities Portfolio and the Lehman Brothers Government and MBS Indexes.

                                        Accumulated Values
                                        ------------------

                   Government
                   Securities        Lehman Brothers      Lehman Brothers
                    Portfolio        Government Index       MBS Index
                    ---------        ----------------       ---------
12/31/86             $10,000             $10,000             $10,000
12/31/87              10,303              10,220              10,430
12/31/88              10,964              10,938              11,340
12/31/89              12,349              12,495              13,081
12/31/90              13,389              13,585              14,483
12/31/91              15,494              15,666              16,760
12/31/92              16,571              16,798              17,927
12/31/93              18,087              18,589              19,154
12/31/94              17,581              17,961              18,845
12/31/95              20,630              21,255              22,011
12/31/96              21,197              21,844              23,189


Average Annual Total Return

1  Year  -  2.15 percent
5  Years -  6.47 percent
10 Years -  7.80 percent

Past performance is not predictive of future performance. Performance does not include separate account expenses.

                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
--------------------------------------------------------------------------------


CORPORATE BOND PORTFOLIO
     With interest rates declining over the last six months of the year, the fixed income markets provided good performance and a plethora of investment opportunities over the period. Returns in the second half of the year more than erased the negative returns during the first half of the year. For the year of 1996, the general market, measured by the Lehman Brothers Aggregate Index, returned 3.63% and was led by solid performance in the corporate mortgage-backed and asset-backed securities sectors.

     Even though spreads to treasuries remain tight, the bank and finance sector provided some of the better relative value opportunities. Heavy issuance toward year-end of Trust Preferred Securities provided investment opportunities in the long part of the yield curve. We invested in the issues of Morgan Stanley (A2/A-), Wells Fargo (A1/BBB), and First Chicago (A1/A-). Also, Standard Federal Bancorp (Baa3/BBB-) was acquired by ABN AMRO (Aa2/AA-) and spreads narrowed by over 40 basis points in anticipation of an upgrade to ABN AMRO's ratings.

     In the industrial sector, we continued to add to our position in Safeway (Ba2/BBB-) which we anticipate will be upgraded given the merger with Vons.

     We have selectively increased our exposure to Yankee securities given the improved liquidity and the relative value opportunities in the sector. During the period we invested in Ras Laffan Gas (A3/BBB+) and Southern Investments UK (Baa1/A) which both offer excellent relative value in the intermediate part of the yield curve. We also invested in the bonds of the Republic of South Africa (Baa3/BB-) which we believed were cheap at spreads of 195 basis points over U.S. Treasuries.

     The portfolio continues to emphasize a diverse group of corporate securities which we consider to be undervalued currently in the market. Also, while we consider the market for mortgage-backed securities fairly valued, we continue to look for opportunities in asset-backed securities and commercial mortgage-backed securities, particularly in the short end of the yield curve.


         [The following table represents a chart in the printed piece.]

Comparison of Change in Value of $10,000 Investment in the Corporate Bond Portfolio and the Lehman Brothers Government/Corporate Index.

                                        Accumulated Values
                                        ------------------

                      Corporate Bond          Lehman Brothers Government
                        Portfolio                  /Corporate Index
                        ---------                  ----------------
5/31/93                 $10,000                        $10,000
12/31/93                 10,599                         10,602
12/31/94                 10,314                         10,230
12/31/95                 12,196                         12,198
12/31/96                 12,802                         12,552


Average Annual Total Return

1  Year  -  4.97 percent
5  Years -  N/A (1)
10 Years -  N/A (1)

(1) The inception date of this Portfolio was May 1, 1993.

Past performance is not predictive of future performance. Performance does not include separate account expenses.

--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES
     Bankers National and Great American Reserve are the sponsors for the separate accounts that are funding the Trust's shares. Shares of each Portfolio are purchased or redeemed at their respective net asset values next computed (without a sales charge) after receipt of an order as required by the 1940 Act.

     The net asset value of shares of each Portfolio is determined on each Monday through Friday, except customary national business holidays on which the New York Stock Exchange is not open for trading and days during which no shares of the Portfolio were tendered for redemption and no order to purchase or sell such shares was received. The net asset value of shares for each Portfolio is determined by adding up the value of its securities (determined as set forth below) and other assets, subtracting the liabilities, and dividing by the number of shares outstanding. The valuations of each Portfolio are based on the normal closing of the New York Stock Exchange.

     The Board of Trustees has determined that the best method currently available for valuing the securities of the Money Market Portfolio is the amortized cost method. This method values a security at the time of its purchase at cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains and losses. The Money Market Portfolio will attempt to maintain a constant net asset value of $1.00 per share.

     Securities held by all Portfolios other than the Money Market Portfolio are valued based upon readily available market quotations. Where such market quotations are not available, securities are valued at fair value as determined by or under the general supervision of the Board of Trustees. See "Net Asset Values of the Shares of the Portfolios" in the SAI for details.


DIVIDENDS, DISTRIBUTIONS AND TAXES
     Investors should understand that, as Owners, they will not receive directly any dividends or distributions from the Trust or any of the Portfolios. All such dividends and distributions are declared to, and reinvested by, the separate accounts of the insurance company.

     Each Portfolio of the Trust is treated as a separate taxable entity and qualifies as a "regulated investment company" under applicable provisions of the Internal Revenue Code of 1986 (the "Code"). As such, the Trust is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a "regulated investment company," each Portfolio must, among other things, derive in each taxable year at least 90 percent of its gross income from dividends, interest and gains from the sale or other disposition of securities, and derive less than 30 percent of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

     It is the Trust's intention to distribute sufficient net investment income to avoid the application of federal income tax on the Trust. The Trust also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of each Portfolio, other than the Money Market Portfolio, will consist of all payments of dividends or interest received and any net short-term gains or losses from the sale of its investments less its estimated expenses (including fees payable to the Adviser). Net investment income of the Money Market Portfolio (from the last determination thereof) consists of interest accrued (i) plus or minus amortized discounts or premiums, (ii) plus or minus all realized net short- term gains and losses on the portfolio securities, (iii) less the estimated expenses of that Portfolio applicable to that dividend period. The Asset Allocation Portfolio is also required to include in its taxable income each year a portion of the original issue discount at which it acquires zero coupon securities, even though the
Portfolio receives no interest payment on the security during the year. Similarly, the Portfolio must include in its taxable income each year any interest distributed in the form of additional securities by payment-in-kind securities. Accordingly, to continue to qualify for treatment as a regulated investment company under the Code, the Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash the Portfolio actually received. Those distributions will be made from the Portfolio's cash assets or the proceeds from sales of portfolio securities, if necessary.

     Dividends from the Government Securities Portfolio and Corporate Bond Portfolio will be declared and reinvested monthly in additional full and fractional shares of those respective Portfolios. Dividends from the Common Stock Portfolio and the Asset Allocation Portfolio will be declared and reinvested quarterly in additional full and fractional shares of those respective Portfolios. Dividends from the Money Market Portfolio will be declared and reinvested daily in additional full and fractional shares of that Portfolio. However, the Trustees may decide to declare dividends at other intervals.

     All net realized long-term capital gains of the Trust, if any, are declared and distributed annually after the close of the Trust's fiscal year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.


INVESTMENT PERFORMANCE
     Each of the Portfolios may from time to time advertise certain investment performance information. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges over a period of time. A Portfolio also may use aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Portfolio for the specific period. Performance information may be shown in schedules, charts or graphs. These figures are based on historical earnings and are not intended to indicate future performance.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                    PAGE
Investment Performance..............................................B-01
Description of Securities and Investment
Techniques..........................................................B-02
Investment Restrictions............................................ B-15
Portfolio Turnover and Securities Transactions......................B-16
Management..........................................................B-17
Net Asset Values of the Shares of the Portfolios....................B-19
General.............................................................B-19
Independent Accountants.............................................B-20
Financial Statements................................................F-01

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                                       24


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                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
--------------------------------------------------------------------------------



If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:


      Conseco Series Trust
      Attn: Variable Annuity Department
      11815 N. Pennsylvania Street
      Carmel, Indiana 46032


      Gentlemen:

      Please send me a free copy of the Statement of Additional Information for the Conseco Series Trust at the following address:

      Name:_____________________________________________________________________

      Mailing Address:__________________________________________________________

                      __________________________________________________________

                      __________________________________________________________


      Sincerely,


      (Signature)


      __________________________________________________
      Signature


                                       25



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                                       26

                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
--------------------------------------------------------------------------------


APPENDIX A--SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND
RATINGS

MOODY'S INVESTOR SERVICE, INC.'S CORPORATE BOND RATINGS:
      Aaa--Bonds which are rated Aaa by Moody's Investor Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

      AAA--This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB/B/CCC/CC--Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      CI--The rating CI is reserved for income bonds on which no interest is being paid.

      D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PREFERRED STOCK RATINGS:
      Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.


DESCRIPTION OF COMMERCIAL PAPER RATINGS
      Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations.

      Commercial  paper  rated  A by  S&P  has  the  following  characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating A is described by S&P as the investment grade category, the highest rating classification. Relative strengths and weaknesses of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3. The A-1 designation indicates that the degree of safety regarding timely payment is very strong. Issues rated A-1+ are those of an overwhelming degree of credit protection. The A-2 designation indicates that the capacity for timely payment is strong.

                                                          CONSECO SERIES TRUST
                                                                 1997
                                                              PROSPECTUS
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                                       29

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                              CONSECO SERIES TRUST
                              ADMINISTRATIVE OFFICE
                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032


VP-100 (5/97)                                                       MAY 1, 1997

                                     PART B

--------------------------------------------------------------------------------


                              CONSECO SERIES TRUST
                                  STATEMENT OF
                                   ADDITIONAL
                                  INFORMATION
                                  MAY 1, 1997


     This Statement of Additional Information is not a prospectus. It contains additional information about the Conseco Series Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated May 1, 1997. You can obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

                                TABLE OF CONTENTS
                                                                 CROSS-REFERENCE
                                                                      TO PAGE IN
                                                      PAGE            PROSPECTUS
Investment Performance..................................B-1                   23
Description of Securities
  and Investment Techniques.............................B-2                   11
Investment Restrictions................................B-13                   11
Portfolio Turnover and
  Securities Transactions..............................B-14                    2
Management.............................................B-15                   16
Net Asset Values of the Shares
  of the Portfolios....................................B-17                   22
General................................................B-17                    1
Independent Accountants................................B-18                    -
Financial Statements....................................F-1                    2




                      CCM                     INVESTMENT ADVISER
                     -----
            Conseco Capital Management

INVESTMENT PERFORMANCE

     The methods by which the investment performance of the Money Market Portfolio (see the Prospectus) are calculated for a specified period of time are described below.

     The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. (The net asset value of this share will be $1.00 except under extraordinary circumstances.) The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing by the number of days in the period; the result is the "current yield." Normally a seven-day period will be used in determining yields (both the current yield and the effective yield discussed below) in published or mailed advertisements.

     The second method results in an amount referred to as the "compounded effective yield." This represents an annualization of the current yield with dividends reinvested daily. This compounded effective yield is calculated for a seven-day period by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

     Yield information may be useful to investors in reviewing the performance of the Money Market Portfolio. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. An investment in the Money Market Portfolio is not insured and its yields are not guaranteed. The yields normally will fluctuate on a daily basis. The yields for any given past period are not an indication or representation by the Trust of future yields or rates of return on the shares of the Money Market Portfolio and, therefore, they cannot be compared to yields on savings accounts or other investment alternatives which often provide a guaranteed fixed yield for a stated period of time, and may be insured by a government agency. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses. In addition, the yield of the Money Market Portfolio as well as the yield of the Corporate Bond, Government Securities, Common Stock and Asset Allocation Portfolios will each be affected by charges imposed by the separate accounts that invest in the Portfolios. See the Prospectus of the applicable separate account for details.

     The Corporate Bond Portfolio, Government Securities Portfolio, Common Stock Portfolio, and Asset Allocation Portfolio may advertise investment performance figures, including yield. Each Portfolio's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 ((A-B/CD)+1)6-1

     Where:

     A =  the dividends and interest earned during the period.
     B =  the expenses accrued for the period (net of reimbursements, if any).
     C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
     D = the maximum offering prices (which is the net asset value) per share on the last day of the period.

     Each of the Portfolios may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

     P (1+T)n=ERV

     Where:

     P    = a hypothetical initial payment of $1,000.

     T    = the average annual total return.

     n    = the number of years.

     ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

     The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

     Each investment performance figure will be carried to the nearest hundredth of one percent.

DESCRIPTION OF SECURITIES AND
INVESTMENT TECHNIQUES

     The following discussion describes in greater detail different types of securities and investment techniques used by the individual Portfolios, as described in "Investment Objectives and Policies of the Portfolios" in the Prospectus, as well as the risks associated with such securities and techniques.

U.S. GOVERNMENT SECURITIES

     All of the Portfolios may invest in U.S. government securities as described in the Prospectus.

     All Portfolios may also purchase obligations of the World Bank, the Inter-American Development Bank, the Asian Development Bank and the International Bank for Reconstruction and Development, which, while technically not U.S. government agencies or instrumentalities, have the right to borrow from the participating countries, including the United States.

MORTGAGE-BACKED SECURITIES

     Each Portfolio other than the Money Market Portfolio may invest in mortgage-backed securities.

     MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in "pools" of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association, "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association, "FNMA," or the Federal Home Loan Mortgage Corporation, "FHLMC"). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

     GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of FHLMC and FNMA, trade in book-entry form and are not subject to this risk of delays in timely payment of income. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

     FHLMC, a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     OTHER MORTGAGE-BACKED SECURITIES. All Portfolios other than the Money Market Portfolio may purchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-backed securities. If such securities are developed and offered to other types of investors, investments in such new types of mortgage-related securities will be considered.

     RISKS OF MORTGAGE-BACKED SECURITIES. In the case of mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Portfolio to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

OTHER ASSET-BACKED SECURITIES

     Each Portfolio other than the Money Market Portfolio may purchase other asset-backed securities (unrelated to mortgage loans) such as "CARs"
("Certificates for Automobile Receivables") and Credit Card Receivable Securities and any other asset-backed securities that may be developed in the future.

DEBT SECURITIES

     All Portfolios may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, and the Asset Allocation Portfolio and the Corporate Bond Portfolio may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued or delayed delivery securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a

Portfolio will not accrue any income on these securities prior to delivery. A Portfolio will maintain in a segregated account with the Trust's custodian an amount of cash or high quality debt securities equal (on a daily mark-to-market basis) to the amount of its commitment to purchase the when-issued or delayed delivery securities.

     As discussed more fully in the Prospectus, the Money Market Portfolio may invest in rated debt securities only if they are rated in one of the two highest short-term ratings categories. The Corporate Bond Portfolio and Government Securities Portfolio will invest in rated debt securities only if they are rated "investment grade," except that the Corporate Bond Portfolio may invest up to 10 percent of the Portfolio's assets in non-investment grade debt securities. The Common Stock and Asset Allocation Portfolios will not invest in rated debt securities which are rated below CCC/Caa. All Portfolios may invest in unrated securities as long as the Adviser determines that such securities have investment characteristics comparable to securities that would be eligible for investment by a Portfolio by virtue of a rating. Many securities of foreign issuers are not rated by Moody's or Standard & Poor's; therefore, the selection of such issuers depends, to a large extent, on the credit analysis performed or used by the Adviser.

     RISKS ASSOCIATED WITH HIGH YIELD DEBT SECURITIES. The Asset Allocation Portfolio and the Common Stock Portfolio may invest in high yield, high risk, lower-rated debt securities. High yield debt securities are subject to all risks inherent in any investment in debt securities. As discussed below, these risks are significantly greater in the case of high yield debt securities.

     Lower-rated debt securities generally offer a higher current yield than that available from higher-rated issues. However, lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) changes in the financial condition of the issuers and (3) price fluctuation in response to changes in interest rates. Accordingly, the yield on lower-rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest, and increase the possibility of default. In addition, the market for lower-rated securities has expanded rapidly in recent years, and this expanded market has not been tested in a period of extended economic downturn. This market may be thinner and less active than the market for higher quality securities, which may limit the ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

     Differing yields on fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities rated below investment grade categories of recognized rating agencies: Ba1 or lower by Moody's or BB+ or lower by Standard & Poor's. Debt securities rated below investment grade are deemed by these agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.

     Although the Adviser considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

     Also, the Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with the Common Stock Portfolio's and the Asset Allocation Portfolio's investment objectives, the Adviser may also trade high yield debt securities for the purpose of seeking short-term profits. These securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Trust may, on behalf of each Portfolio, purchase securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. The Trust bears the risk that, on the settlement date, the market value of the securities may vary from the purchase price. At the time the Trust makes a commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining the net asset value of the Portfolio in question. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Trust engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with the investment objective and policies of the respective Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash and high quality instruments of a Portfolio in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Adviser will ensure that such assets are segregated at all times and are sufficient to satisfy these obligations. The Portfolio may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Trust's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

VARIABLE AND FLOATING RATE SECURITIES

     Each Portfolio may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Each Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Money Market Portfolio, Common Stock Portfolio and Corporate Bond Portfolio may each invest in obligations of foreign branches of domestic commercial banks and foreign banks so long as the securities are U.S. dollar-denominated. The Asset Allocation Portfolio may also invest in these types of instruments but such instruments will not necessarily be U.S. dollar-denominated. See "Foreign Securities" below for information regarding risks associated with investments in foreign securities.

     The Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Adviser, similar credit-worthiness to institutions having outstanding securities so rated;

2.   In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Each Portfolio may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements may be characterized as loans collateralized by the underlying securities. In these transactions, a Portfolio purchases U.S. Treasury obligations or U.S. government securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return to the Portfolio. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Portfolio would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board of Trustees of the Trust, which include monitoring the credit-worthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A reverse repurchase agreement involves the temporary sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Such agreements are short-term in nature and involve minimal credit risks.

     Although not one of the Trust's fundamental policies, it is the Trust's present policy not to enter into a repurchase transaction which will cause more than 10 percent of the assets of the Money Market Portfolio, the Corporate Bond Portfolio or the Government Securities Portfolio to be subject to repurchase agreements having a maturity of more than seven days. This 10 percent limit also includes the aggregate of (i) fixed time deposits subject to withdrawal penalties, other than overnight deposits; and (ii) any restricted securities (i.e., securities which cannot freely be sold for legal reasons) and any securities for which market quotations are not readily available; however, this 10 percent limit does not include any obligations payable at principal amount plus accrued interest, on demand or within seven days after demand, and thus does not include repurchase agreements having a maturity of seven days or less.

RESTRICTED AND ILLIQUID SECURITIES

     The Common Stock Portfolio, the Asset Allocation Portfolio and the Corporate Bond Portfolio may invest in restricted securities such as private placements, although a Portfolio may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Portfolio's assets would be invested in illiquid securities. Once acquired, restricted securities may be sold by a Portfolio only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. If sold in a privately negotiated transaction, a Portfolio may have difficulty finding a buyer and may be required to sell at a price that is less than the Adviser had anticipated. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

WARRANTS

     The Common Stock and Asset Allocation Portfolios may invest in warrants. Each of these Portfolios may invest up to 5 percent of its net assets in warrants (not including those that have been acquired in units or attached to other securities), measured at the time of acquisition, and each such Portfolio may acquire a warrant not listed on the New York or American Stock Exchanges if, after such acquisition, no more than 2 percent of the Portfolio's net assets would be invested in such warrants.

     The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit or loss than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Portfolio would lose its entire investment in such warrant.

FOREIGN SECURITIES

     The Asset Allocation Portfolio may invest in equity securities of foreign issuers. That Portfolio may invest up to 50 percent of its net assets in such securities. The Asset Allocation Portfolio and Common Stock Portfolio may invest in American Depository Receipts ("ADRs"), which are described below. The Corporate Bond Portfolio may invest in debt obligations of foreign issuers, including foreign governments and their agencies and instrumentalities. Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Portfolio to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Since the Asset Allocation Portfolio may invest in securities denominated or quoted in currencies other than the U.S.

dollar, changes in foreign currency exchange rates will affect the value of securities in that Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors in all cases.

     ADRs are certificates issued by a U.S. bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs.

FUTURES CONTRACTS

     The Common Stock, Corporate Bond, Government Securities and Asset Allocation Portfolios may engage in futures contracts and may purchase and sell interest rate futures contracts. The Common Stock and Asset Allocation Portfolios may purchase and sell stock index futures contracts, interest rate futures contracts, and futures contracts based upon other financial instruments and components. The Asset Allocation Portfolio may also engage in gold and other precious metals futures contracts.

     Such investments may be made by these Portfolios solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held in a Portfolio or in which a Portfolio intends to purchase, and not for purposes of speculation.

     GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

     At the time a Portfolio purchases a futures contract, an amount of cash, U.S. government securities, or money market instruments, equal to the fair market value less initial and variation margin of the futures contract, will be deposited in a segregated account with the Trust's custodian to collateralize the position and thereby ensure that such futures contract is covered. A Portfolio may be required to deposit additional cash equivalent items in the segregated account in order to continue covering the contract as market conditions change. In addition, each Portfolio will comply with certain regulations of the Commodity Futures Trading Commission to qualify for an exclusion from being a "commodity pool," which require a Portfolio to set aside cash and short-term obligations with respect to long positions in a futures contract.

     INTEREST RATE FUTURES CONTRACTS. The Common Stock, Corporate Bond, Government Securities and Asset Allocation Portfolios may purchase and sell interest rate futures contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     These Portfolios may purchase and sell interest rate futures as a hedge against changes in interest rates that adversely impact the value of debt instruments and other interest rate sensitive securities being held by a Portfolio. A Portfolio might employ a hedging strategy whereby it would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Portfolio to give up income on its investment since long-term rates normally exceed short-term rates.

     OPTIONS ON FUTURES CONTRACTS. The Common Stock, Corporate Bond, Government Securities and Asset Allocation Portfolios may purchase options on interest rate futures contracts, although these Portfolios will not write options on any such contracts. A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Portfolio would close out its position before expiration by an offsetting purchase or sale.

     The Portfolios would enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described in "Options on Securities" below.

     STOCK INDEX FUTURES CONTRACTS. The Common Stock and Asset Allocation Portfolios may purchase and sell stock index futures contracts. A "stock index" assigns relative values to the common stocks included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of the Common Stock Portfolio or Asset Allocation Portfolio correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

1. When a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

     a.   Forego possible appreciation,
     b. Create a situation in which the securities would be difficult to repurchase, or
     c.   Create substantial brokerage commission;

2. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

3.   To close out stock index futures purchase transactions.

     Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when a Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1. If the Portfolio is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.   To close out stock index futures sales transactions.

     GOLD FUTURES CONTRACTS. The Asset Allocation Portfolio may enter into futures contracts on gold. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. When the Portfolio sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract. The Portfolio will enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks. The Portfolio will not engage in these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

     RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Portfolio against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the underlying component. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Portfolio return might have been better off if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and credit-worthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     A Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money" (i.e., the amount by which the value of the contract exceeds the exercise price), would exceed 5 percent of the Portfolio's net assets.

OPTIONS ON SECURITIES

     The Common Stock, Asset Allocation, Corporate Bond and Government Securities Portfolios may purchase put and call options on securities, and the Common Stock and Asset Allocation Portfolios may purchase put and call options on stock indices at such times as the Adviser deems appropriate and consistent with a Portfolio's investment objective. Such Portfolios may also write "covered" and "secured" call and put options. A Portfolio may write covered and secured options with respect to not more than 25 percent of its net assets. A Portfolio may purchase call and put options with a value of up to 5 percent of its net assets. Each of these Portfolios may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

     PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities which the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the option which is sold.

     WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Common Stock, Asset Allocation, Corporate Bond and Government Securities Portfolios may each write "covered" and "secured" call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, the Asset Allocation, Corporate Bond, Government Securities and Common Stock Portfolios may write "secured" put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     A Portfolio may write a call or put option only if the call option is "covered" or the put option is "secured" by the Portfolio. Under a covered call option, the Portfolio is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at the same exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Portfolio must maintain, in a segregated account with the Trust's custodian, cash, cash equivalents, or U.S. government securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Portfolio holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

     OPTIONS ON SECURITIES INDICES. The Common Stock and Asset Allocation Portfolios may purchase call and put options on securities indices. Call and put options on securities indices also may be purchased or sold by a Portfolio for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Common Stock and Asset Allocation Portfolios may write put and call options on securities indices. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents, or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option written. The purchase of such options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

     RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on certain types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS

     The Asset Allocation Portfolio may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio will not commit more than 15 percent of its total assets computed at market value at the time of commitment to a foreign currency futures or forward currency contracts. The Portfolio will purchase and sell such contracts for hedging purposes and not as an investment. The Portfolio will not enter into a foreign currency contract with a term of greater than one year.

     Foreign currency futures and forward currency contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a foreign currency futures or forward currency position, in which case a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a foreign currency futures or forward currency contract incurs the risk of default by the counter party to the transaction. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     Although the Asset Allocation Portfolio values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

OPTIONS ON FOREIGN CURRENCIES

     The Asset Allocation Portfolio may invest up to 5 percent of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. The Portfolio may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     The Asset Allocation Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency, during the period the Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Portfolio will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Portfolio may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

     An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Asset Allocation Portfolio will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.


BORROWING

     For temporary purposes, such as to facilitate redemptions, a Portfolio may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Portfolio would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

     Each Portfolio (except the Money Market Portfolio) may purchase securities of other investment companies. Such securities have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds such as the Trust to invest in other investment companies within prescribed limitations. An investment company may invest in other investment companies if at the time of such investment (1) it does not purchase more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and
(3) the investment in all investment companies does not exceed 10 percent of assets. Each Portfolio will comply with all of these limitations with respect to the purchase of securities issued by other investment companies.

     Investment companies in which the Portfolios may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Portfolio that invested in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Portfolio. The percentage limitations described above significantly limit the costs a Portfolio may incur in connection with such investments.

INVESTMENT RESTRICTIONS

     The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of each Portfolio affected. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of the holders of a "majority" of the outstanding shares of such Portfolio. The Trust may not, and each Portfolio may not (except as noted):

1. Purchase securities on margin or sell securities short, except that Portfolios engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that each Portfolio (except the Money Market Portfolio) may make short sales against the box and that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

2. Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Portfolio (except the Money Market Portfolio) may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts; and (b) the Asset Allocation Portfolio may engage in futures contracts on gold;

3. Borrow money or pledge, mortgage, or assign assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign currency futures contracts and forward currency contracts as described in the Prospectus and in this Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);

4.   Underwrite securities of other issuers;

5. Invest more than 5 percent of its assets in the securities of any one issuer if thereafter the Portfolio in question would have more than 5 percent of its assets in the securities of any issuer; this restriction does not apply to U.S. Government securities;

6. Invest in securities of a company for the purpose of exercising control or management;

7. Write, purchase or sell puts, calls or any combination thereof, except that the Common Stock Portfolio, the Asset Allocation Portfolio, the Corporate Bond Portfolio and the Government Securities Portfolio may write listed covered or secured calls and puts and enter into closing purchase transactions with respect to such calls and puts if, after writing any such call or put, not more than 25 percent of the assets of the Portfolio are subject to covered or secured calls and puts, and except that the Common Stock Portfolio, Asset Allocation Portfolio, Corporate Bond Portfolio and Government Securities Portfolio may purchase calls and puts with a value of up to 5 percent of each such Portfolio's net assets;

8. Participate on a joint or a joint and several basis in any trading account in securities;

9. Invest in the securities of issuers in any one industry if thereafter more than 25 percent of the assets of the Portfolio in question would be invested in securities of issuers in that industry; investing in cash items (including time and demand deposits such as certificates of deposit of domestic banks), U.S. government securities, or repurchase agreements as to these securities, shall not be considered investments in an industry;

10. Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate or interests therein; or

11. Lend any of its assets except to purchase or hold money market instruments permitted by its investment objective and policies.

     In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Portfolios. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized as defined, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer. In accordance with regulatory requirements, the Board of Trustees has also adopted procedures for segregating Portfolio assets whenever a Portfolio enters into reverse repurchase agreements or dollar mortgage rolls with institutions other than banks.

PORTFOLIO TURNOVER AND SECURITIES TRANSACTIONS

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year. The Money Market Portfolio does not have a stated portfolio turnover matrix as securities of the type in which it invests are excluded in the usual calculation of that rate. The remaining Portfolios do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives.

     High turnover and short-term trading involve correspondingly greater commission expenses and transaction costs. If a Portfolio derives more than 30 percent of its gross income from the sale of securities held less than three months, the Portfolio may fail to qualify under the tax laws as a regulated investment company in particular years and thereupon would lose certain beneficial tax treatment of its income (see "Dividends, Distributions and Taxes" in the Prospectus).

     The Adviser is responsible for decisions to buy and sell securities for the Trust, broker-dealer selection, and negotiation of its brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price and that the Adviser understands that a substantial portion of the Trust's portfolio transactions will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Trust. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees. In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; and the size of contribution of the broker-dealer to the investment performance of the Trust on a continuing basis. The Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Investment Advisory Agreement in question or otherwise solely by reason of its having caused the Trust to pay a broker-dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to its clients. The Adviser allocates the orders placed by it on behalf of the Trust to such broker-dealers who also provide research or statistical material, or other services to the Trust, the Adviser or its clients. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations periodically to the Trust indicating the broker-dealers to whom such allocations have been made and the basis therefor. Broker-dealers may be selected who provide brokerage and/or research services to the Trust and/or other accounts over which the Adviser exercises investment discretion. Such services may include advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.


     The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to the Trust and/or the Adviser's other clients; conversely, such information provided by broker-dealers who have executed  transaction  orders on behalf  of other  clients  may be useful to the
Adviser in carrying out its obligations to the Trust. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions (including mark-ups or mark-downs on principal transactions) than those available from other broker-dealers who provide only the execution of portfolio transactions. Orders on behalf of the Trust may be bunched with orders on behalf of other clients of the Adviser. During the fiscal years ended December 31, 1996, 1995, and 1994, $588,876, $387,644, and $476,786,
respectively, were paid in brokerage commissions to brokers.


     The Board of Trustees periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

MANAGEMENT

THE ADVISER

     Conseco Capital Management, Inc. (the "Adviser") provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Trust, monitors compliance by the Trust in its investment activities and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

     The Investment Advisory Agreements provide that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Trust in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to the Trust or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below. As of the date of this Prospectus, Messrs. Parrish and LeCroy are Owners of contracts with Great American Reserve; none of the other Trustees or officers own any of the shares of any of the Portfolios, either directly or through ownership of the Contracts.


------------------------------------------------------------------------------------------------------------------------------------

                                                 POSITION HELD                       PRINCIPAL OCCUPATION(S) DURING
NAME AND ADDRESS                            WITH TRUST OR ADVISER                              PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR.                       Chairman of the Board,                Consultant to insurance and health
5723 Trail Meadow                           Trustee                               care industries. Director, President
Dallas, TX  75230                                                                 and Chief Executive Officer, FFG
                                                                                  Insurance Co.

MAXWELL E. BUBLITZ *                        President and Trustee;                President, Adviser. Previously, Sr. Vice
11825 N. Pennsylvania St.                   President and a Director              President, Adviser.
Carmel, IN  46032                           of Adviser

HAROLD W. HARTLEY                           Trustee                               Retired. Chartered Financial Analyst.
317 Peppard Drive, S.W.                                                           Previously, Executive Vice President,
Ft. Myers Beach, FL 33913                                                         Tenneco Financial Services, Inc.

DR. R. JAN LECROY                           Trustee                               President, Dallas Citizens Council.
Dallas Citizens Council
1201 Main Street
Dallas, TX  75202

DR. JESSE H. PARRISH                        Trustee                               Former President, Midland College.
2805 Sentinel                                                                     Higher Education Consultant.
Midland, TX  79701

JAMES S. ADAMS                              Treasurer                             Sr. Vice President, Bankers National,
11815 N. Pennsylvania St.                                                         Great American Reserve.
Carmel, IN  46032

WILLIAM T. DEVANNEY, JR.                    Vice President,                       Sr. Vice President, Corporate Taxes,
11815 N. Pennsylvania St.                   Corporate Taxes                       Bankers National and Great American
Carmel, IN 46032                                                                  Reserve.

WILLIAM P. LATIMER                          Vice President and                    Vice  President,  Sr. Counsel and Secretary
11825 N.  Pennsylvania St.                  Secretary; Vice                       and Chief Compliance Officer
Carmel, IN  46032                           President, Director                   of Adviser. Previously, Consultant to
                                            and Chief Compliance                  securities industry. Previously, Senior
                                            Officer of Adviser                    Vice President--Compliance, USF& G
                                                                                  Investment Services, Inc. and Vice Pres-
                                                                                  ident, Axe-Houghton Management Inc.

--------------------------------------------------------------------------------

* The Trustee so indicated is an "interested person," as defined in the Investment Company Act of 1940, of the Trust due to the positions indicated with the Adviser .

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIOS


THE VALUE OF THE SECURITIES OF THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio's use of the amortized cost method is conditioned on compliance with certain conditions contained in Rule 2a-7 (the "Rule") under the 1940 Act. The Rule also obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of difference of more than one-half of one percent between the two. To minimize any material dilution or other unfair results which might arise from differences between the two, the Trustees will take such steps as they consider appropriate (e.g., redemption in kind or shortening the average portfolio maturity).

     It is the normal practice of the Money Market Portfolio to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Portfolio will realize the principal amount of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Portfolio. In periods of declining interest rates, the yield on shares of the Portfolio will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the yield on shares of the Portfolio will tend to be lower than if the valuation was based upon market prices and estimates.

THE VALUE OF THE SECURITIES OF THE OTHER PORTFOLIOS

     Securities held by all Portfolios except the Money Market Portfolio will be valued as follows: Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. In valuing lower-rated debt securities, it should be recognized that judgment plays a greater role than is the case with respect to securities for which a broader range of dealer quotations and last sale information is available. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

GENERAL

     The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold Annual Meetings of Shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10 percent of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1 percent of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders. See the Contract and Policy Prospectuses for information as to the voting of shares by Owners.

     Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions of the respective Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio have no preference, preemptive, conversion,

--------------------------------------------------------------------------------
exchange or similar rights, and are freely transferable.

     Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more classes (such as the Portfolios) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each class affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases on which an advisory contract is approved by one or more, but not all, classes. A change in investment policy may go into effect as to one or more classes whose holders so approve the change even though the required vote is not obtained as to the holders of other affected classes.

     Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trust to be held personally liable as a partner under certain circumstances, the risk of a Contract Owner incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees. These codes require prior approval for certain transactions and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser's clients.

INDEPENDENT ACCOUNTANTS

     The financial statements of the Trust included in the Prospectus and the Statement of Additional Information have been examined by Coopers & Lybrand, L.L.P., Indianapolis, Indiana, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of the firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
TABLE OF CONTENTS
Conseco Series Trust and the Asset Allocation Portfolio, Common Stock Portfolio, Corporate Bond Portfolio, Government Securities Portfolio, Money Market Portfolio, BNL Mortgage-Backed Securities Portfolio, BNL High Yield Portfolio and BNL Convertible Portfolio

                                                                            PAGE
Statement of Assets and Liabilities,
      December 31, 1996......................................................F-3

Statement of Operations for the Year Ended
      December 31, 1996......................................................F-4

Statement of Changes in Net Assets for
      the Years Ended December 31, 1996
      and 1995...............................................................F-5

Statement of Investments in Securities,
December 31, 1996............................................................F-7

Notes to Financial Statements...............................................F-17

Report of Independent Accountants...........................................F-25

                     --THIS PAGE INTENTIONALLY LEFT BLANK--


------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                                              ASSET           COMMON        CORPORATE     GOVERNMENT           MONEY
                                                         ALLOCATION            STOCK             BOND     SECURITIES          MARKET
DEC. 31, 1996                                             PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments in securities
      (cost or amortized cost -
      $13,858,095, $138,243,266,
      $17,130,181, $3,915,526 and
      $6,690,002 respectively.........................  $15,732,008     $170,771,726      $17,216,710      $3,905,647     $6,690,002
  Cash................................................      676,534           98,213           83,480          68,615        288,816
  Accrued interest and dividends......................      121,381           67,619          271,642          35,363          7,895
  Receivable for securities sold......................      820,000       11,200,000          971,531         200,000              -
  Receivable for shares sold..........................      212,813          508,390                -          16,456            612
------------------------------------------------------------------------------------------------------------------------------------
      Total assets....................................   17,562,736      182,645,948       18,543,363       4,226,081      6,987,325
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Accrued expenses....................................       10,838          117,619           10,629           2,465          2,662
  Payable for securities purchased....................      819,692       11,195,839        1,053,369         199,925              -
  Payable for shares redeemed.........................            -                -           16,025               -              -
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities...............................      830,530       11,313,458        1,080,023         202,390          2,662
------------------------------------------------------------------------------------------------------------------------------------
            Net assets (Note 5).......................   16,732,206      171,332,490       17,463,340       4,023,691      6,984,663
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding (unlimited
  number of shares authorized)........................    1,242,309        7,842,054        1,751,646         336,912      6,984,633
Net asset value, offering and
  redemption price per share..........................        13.47            21.85             9.97           11.94           1.00

------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                ASSET        COMMON     CORPORATE     GOVERNMENT          MONEY
                                                           ALLOCATION         STOCK          BOND     SECURITIES         MARKET
DEC. 31, 1996                                               PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
        Interest ......................................   $   455,682   $   471,873   $ 1,224,128    $   287,603    $   314,969
        Dividends .....................................        34,361       703,155          --             --             --
------------------------------------------------------------------------------------------------------------------------------------
            Total investment income ...................       490,043     1,175,028     1,224,128        287,603        314,969
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
        Investment advisory fees ......................        69,483       819,083        83,915         21,586         14,490
        Compensation expenses .........................        13,885       150,011        18,411          4,738          6,343
        Custodial fees ................................        25,873        24,022        12,017          9,067          8,657
        Other .........................................         9,893       107,236        13,287          3,442          4,067
------------------------------------------------------------------------------------------------------------------------------------
            Total expenses ............................       119,134     1,100,352       127,630         38,833         33,557
        Less: expenses charged to
            the Adviser (Note 3) ......................        24,384         8,242        10,149          8,612          7,474
------------------------------------------------------------------------------------------------------------------------------------
            Net expenses ..............................        94,750     1,092,110       117,481         30,221         26,083
------------------------------------------------------------------------------------------------------------------------------------
                  Net investment income ...............       395,293        82,918     1,106,647        257,382        288,886
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sale
        of investments ................................     1,798,137    32,662,345        (5,075)        50,341             17
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
        Beginning of year .............................       796,338    13,279,475       363,685        197,393           --
        End of year ...................................     1,873,913    32,528,460        86,529         (9,879)          --
------------------------------------------------------------------------------------------------------------------------------------
            Net change in unrealized appreciation
            (depreciation) of investments .............     1,077,575    19,248,985      (277,156)      (207,272)          --
------------------------------------------------------------------------------------------------------------------------------------
                  Net realized and unrealized gains
                  (losses) on investments .............     2,875,712    51,911,330      (282,231)      (156,931)            17
------------------------------------------------------------------------------------------------------------------------------------
                        Net increase in net
                        assets from operations ........   $ 3,271,005   $51,994,248   $   824,416    $   100,451    $   288,903
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                    ASSET ALLOCATION                         COMMON STOCK
                                                                        PORTFOLIO                              PORTFOLIO
                                                                  ----------------------                -----------------------
FOR THE YEARS ENDED DEC. 31, 1996 AND 1995                        1996              1995                1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
        Net investment income ............................   $     395,293    $     315,668        $      82,918    $   1,639,347
        Net realized gains (losses) on sale of investments       1,798,137          986,254           32,662,345       17,257,854
        Net change in unrealized appreciation
           (depreciation) of investments .................       1,077,575          763,020           19,248,985        9,104,998
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in
                  net assets from operations .............       3,271,005        2,064,942           51,994,248       28,002,199
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) .........................        (117,810)         (45,637)            (310,774)        (304,482)
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
        investment income and net realized short-term
        capital gains ....................................      (1,838,944)      (1,088,856)         (26,591,735)     (13,216,278)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders of net realized
        long-term capital gains ..........................        (354,487)        (190,541)          (6,153,526)      (4,375,576)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
        Net proceeds from sale of shares .................       5,671,987        2,337,932           15,914,256       10,907,804
        Net asset value of shares issued from reinvestment
           of dividends and distributions ................       2,311,241        1,325,034           33,056,035       17,896,336
        Cost of shares redeemed ..........................      (1,794,161)        (991,889)          (6,211,539)      (4,034,206)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from
                  capital share transactions .............       6,189,067        2,671,077           42,758,752       24,769,934
------------------------------------------------------------------------------------------------------------------------------------
                  Net increase (decrease) in net assets ..       7,148,831        3,410,985           61,696,965       34,875,797
Net assets, beginning of year ............................       9,583,375        6,172,390          109,635,525       74,759,728
------------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (Note 5) .......   $  16,732,206    $   9,583,375        $ 171,332,490    $ 109,635,525
------------------------------------------------------------------------------------------------------------------------------------
Share data:
        Shares sold ......................................         429,309          187,752              760,970          576,891
        Shares issued from reinvestment
           of dividends and distributions ................         174,386          106,975            1,553,738          938,043
        Shares redeemed ..................................        (134,824)         (80,133)            (290,666)        (215,685)

------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in number
                  of shares outstanding ..................         468,871          214,594            2,024,042        1,299,249
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                      CORPORATE BOND                   GOVERNMENT
                                                                         PORTFOLIO                SECURITIES PORTFOLIO
                                                                  ------------------------        ----------------------
FOR THE YEARS ENDED DEC. 31, 1996 AND 1995                          1996            1995            1996            1995
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
        Net investment income ............................     1,106,647         980,815         257,382         293,496
        Net realized gains (losses) on sale of investments        (5,075)        330,899          50,341         205,153
        Net change in unrealized appreciation
           (depreciation) of investments .................      (277,156)      1,075,255        (207,272)        249,884
----------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in
                  net assets from operations .............       824,416       2,386,969         100,451         748,533
----------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) .........................        (8,548)        (14,120)          2,180          42,608
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
        investment income and net realized short-term
        capital gains ....................................    (1,100,232)     (1,385,323)       (254,150)       (269,374)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders of net realized
        long-term capital gains ..........................          --              --           (16,363)           --
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
        Net proceeds from sale of shares .................     2,840,237       1,739,415         282,122         494,412
        Net asset value of shares issued from reinvestment
           of dividends and distributions ................     1,108,780       1,399,443         268,333         226,766
        Cost of shares redeemed ..........................    (2,247,681)       (983,079)       (971,489)     (1,343,123)
----------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from
                  capital share transactions .............     1,701,336       2,155,779        (421,034)       (621,945)
----------------------------------------------------------------------------------------------------------------------------
                  Net increase (decrease) in net assets ..     1,416,972       3,143,305        (588,916)       (100,178)
Net assets, beginning of year ............................    16,046,368      12,903,063       4,612,607       4,712,785
----------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (Note 5) .......  $ 17,463,340    $ 16,046,368    $  4,023,691    $  4,612,607
----------------------------------------------------------------------------------------------------------------------------
Share data:
        Shares sold ......................................       285,892         174,704          23,306          41,122
        Shares issued from reinvestment
           of dividends and distributions ................       111,611         140,379          22,360          18,550
        Shares redeemed ..................................      (227,117)        (99,878)        (81,432)       (112,066)

----------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in number
                  of shares outstanding ..................       170,386         215,205         (35,766)        (52,394)
----------------------------------------------------------------------------------------------------------------------------

                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                               -----------------------
FOR THE YEARS ENDED DEC. 31, 1996 AND 1995                          1996            1995
----------------------------------------------------------------------------------------
Changes from operations:
        Net investment income ............................       288,886         270,384
        Net realized gains (losses) on sale of investments            17            --
        Net change in unrealized appreciation
           (depreciation) of investments .................          --              --
----------------------------------------------------------------------------------------
               Net increase (decrease) in
                  net assets from operations .............       288,903         270,384
----------------------------------------------------------------------------------------
Net income equalization (Note 2) .........................          --              --
----------------------------------------------------------------------------------------
Dividends to shareholders from net
        investment income and net realized short-term
        capital gains ....................................      (288,903)       (270,384)
----------------------------------------------------------------------------------------
Distributions to shareholders of net realized
        long-term capital gains ..........................          --              --
----------------------------------------------------------------------------------------
Capital share transactions:
        Net proceeds from sale of shares .................     4,844,730       2,344,876
        Net asset value of shares issued from reinvestment
           of dividends and distributions ................       288,903         270,384
        Cost of shares redeemed ..........................    (3,544,847)     (2,324,750)
----------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from
                  capital share transactions .............     1,588,786         290,510
----------------------------------------------------------------------------------------
                  Net increase (decrease) in net assets ..     1,588,786         290,510
Net assets, beginning of year ............................     5,395,877       5,105,367
----------------------------------------------------------------------------------------
                  Net assets, end of year (Note 5) .......  $  6,984,663    $  5,395,877
----------------------------------------------------------------------------------------
Share data:
        Shares sold ......................................     4,844,730       2,344,876
        Shares issued from reinvestment
           of dividends and distributions ................       288,903         270,384
        Shares redeemed ..................................    (3,544,847)     (2,324,750)

----------------------------------------------------------------------------------------
               Net increase (decrease) in number
                  of shares outstanding ..................     1,588,786         290,510
----------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
NUMBER
OF SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS
             (56.84% OF TOTAL INVESTMENTS) (a)

             APPAREL AND ACCESSORY STORES (3.35%)
    12,300   Claire's Stores, Inc. ...............................    $  159,900
     4,800   Finish Line, Inc. Class A (b) .......................       101,400
    10,700   Footstar, Inc.(b) ...................................       266,162
                                                                      ----------
                                                                         527,462
                                                                      ----------

             BUILDING CONSTRUCTION, GENERAL
             CONTRACTORS, OPERATIVE BUILDERS
             (1.62%)
    10,300   Fairfield Communities, Inc.(b) ......................       254,925
                                                                      ----------

             BUSINESS SERVICES (5.59%)
     6,450   Comdisco, Inc. ......................................       204,787
    13,750   IKOS Systems, Inc. (b) ..............................       275,000
    34,900   Ross Systems, Inc. (b) ..............................       335,912
     8,950   Software Artistry, Inc. (b) .........................        63,768
                                                                      ----------
                                                                         879,467
                                                                      ----------

             COMMUNICATIONS BY PHONE,
             TELEVISION, RADIO, CABLE (1.09%)
     5,950   Billing Information Concepts Corporation (b) ........       171,063
                                                                      ----------

             DURABLE GOODS - WHOLESALE (1.29%)
     6,300   Insight Enterprises, Inc. (b) .......................       176,400
       900   Watsco, Inc. (b) ....................................        25,988
                                                                      ----------
                                                                         202,388
                                                                      ----------

             EATING AND DRINKING PLACES (1.33%)
     2,200   Cooker Restaurant Corporation .......................        25,575
    10,100   Showbiz Pizza Time, Inc. (b) ........................       183,063
                                                                      ----------
                                                                         208,638
                                                                      ----------

             ELECTRIC, GAS, WATER, COGENERATION
             SANITARY SERVICES (1.28%)
     4,130   Coastal Corporation .................................       201,854
                                                                      ----------

             ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.36%)
    11,200   Semtech Corporation (b) .............................       191,800
    11,050   Ultrak, Inc. (b) ....................................       337,025
                                                                      ----------
                                                                         528,825
                                                                      ----------

             ENGINEERING SERVICES, ACCOUNTING, MANAGEMENT (1.16%)
     8,200   Correctional Services, Corporation (b) ..............       117,875
     3,800   NCO Group, Inc (b) ..................................        64,125
                                                                      ----------
                                                                         182,000
                                                                      ----------

             FABRICATED METAL, EXCEPT
             MACHINERY, TRANSPORTATION EQUIPMENT (3.19%)
    25,125   Miller Industries, Inc. (b) .........................       502,500
                                                                      ----------

             FOOD AND KINDRED PRODUCTS (0.54%)
       750   Philip Morris Companies Inc. ........................        84,469
                                                                      ----------

             FURNITURE AND FIXTURES (1.31%)
     3,650   Herman Miller, Inc. .................................       206,681
                                                                      ----------

             GENERAL MERCHANDISE STORES (0.58%)
     2,475   Proffitt's Inc (b) ..................................        91,266
                                                                      ----------

             HEALTH SERVICES (1.22%)
     9,150   Medpartners, Inc. (b) ...............................       192,150
                                                                      ----------

             HOME FURNITURE AND EQUIPMENT STORES (1.77%)
    13,900   Microage, Inc. (b) ..................................       278,000
                                                                      ----------

             HOTELS, OTHER LODGING PLACES (0.54%)
     6,150   Chartwell Leisure, Inc. (b) .........................        84,563
                                                                      ----------

             INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (4.28%)
     9,900   Micros Systems  Inc. (b) ............................       304,425
    12,200   Network General Corporation (b) .....................       369,050
                                                                      ----------
                                                                         673,475
                                                                      ----------

             INSURANCE COMPANIES (1.05%)
     7,900   USF&G Corporation ...................................       164,912
                                                                      ----------

             LEATHER PRODUCTS (0.60%)
    10,200   Genesco, Inc. (b) ...................................        94,350
                                                                      ----------

             MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (6.61%)
    10,100   GenRad, Inc. (b) ....................................       234,825
     3,900   Guidant Corporation (b) .............................       222,300
     3,350   Honeywell, Inc. (b) .................................       220,264
       900   Perclose, Inc. (b) ..................................        18,225
     9,300   SBS Technologies, Inc. (b) ..........................       344,100
                                                                      ----------
                                                                       1,039,714
                                                                      ----------

             MISCELLANEOUS RETAIL (0.84%)
    18,000   Creative Computers, Inc. (b) ........................       132,750
                                                                      ----------

             NON-DEPOSITORY CREDIT INSTITUTIONS (2.23%)
    13,650   Consumer Portfolio Services, Inc. (b) ...............       153,563
     5,350   Sirrom Capital Corporation ..........................       196,613
                                                                      ----------
                                                                         350,176
                                                                      ----------
                                   (continued)

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
NUMBER
OF SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

             OIL AND GAS EXTRACTION (4.54%)
     5,870   Apache Corporation ..................................    $  207,651
     7,250   Forest Oil Corporation (b) ..........................       127,781
     2,300   Nuevo Energy Company (b) ............................       119,600
     9,500   Oryx Energy Company (b) .............................       235,125
     2,000   Titan Exploration, Inc. (b) .........................        24,000
                                                                      ----------
                                                                         714,157
                                                                      ----------

             PAPER AND ALLIED PRODUCTS (1.14%)
     5,700   Schweitzer-Mauduit International, Inc. ..............       180,262
                                                                      ----------

             PETROLEUM - REFINING & RELATED PRODUCTS (2.70%)
     2,550   Texaco, Inc. (b) ....................................       250,219
     2,200   Tosco Corporations ..................................       174,075
                                                                      ----------
                                                                         424,294
                                                                      ----------

             PRINTING, PUBLISHING AND ALLIED (1.34%)
     4,800   Central Newspapers, Inc. ............................       211,200
                                                                      ----------

             RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.91%)
     7,150   Reebok International Ltd. (b) .......................       300,300
                                                                      ----------

             TRANSPORTATION SERVICES (.038%)
     3,700   Team Rental Group, Inc. (b) .........................        59,662
                                                                      ----------

             TOTAL COMMON STOCKS
             (COST $7,144,283)...................................      8,941,503
                                                                      ----------

             PREFERRED STOCKS
             (3.16% OF TOTAL INVESTMENTS) (a)

             MINING - METALS AND ORES (0.72%)
     6,500   Coeur D'Alene Mines Corporation, 7.00% ..............       113,750
                                                                      ----------

             PRINTING, PUBLISHING AND ALLIED (2.44%)
       366   Time Warner Inc., Series K,(144A), 10.25% ...........       383,751
                                                                      ----------

             TOTAL PREFERRED STOCKS
             (COST $460,578) .....................................       497,501
                                                                      ----------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------


             CORPORATE BONDS
             (34.79% OF TOTAL INVESTMENTS) (a)

             APPAREL AND OTHER FINISHED
             PRODUCTS (0.65%)
$  100,000   Guess?, Inc., 9.500%, due 08/15/2003 ................       102,500
                                                                      ----------


             BUSINESS SERVICES (3.19%)
   500,000   Valassis Inserts, 8.375%, due 03/15/1997 ............       501,790
                                                                      ----------

             CHEMICAL AND ALLIED PRODUCTS (2.53%)
   200,000   Fisher Scientific International, Inc.,
             7.125%, due 12/15/2005...............................       190,750
   200,000   Freeport McMoran Resource Partners, L.P.,
             8.750%, due 02/15/2004...............................       208,000
                                                                      ----------
                                                                         398,750
                                                                      ----------

             COMMUNICATIONS BY PHONE,
             TELEVISION, RADIO, CABLE (3.38%)
   190,000   Continental Cablevision, Inc., 9.000%,
             due 09/01/2008.......................................       215,412
   100,000   Net Sat Servicos LTDA, 12.75%, due 08/05/2004........       104,625
   200,000   Peoples Telephone Co., Inc., 12.25%,
             due 07/15/2002.......................................       211,000
                                                                      ----------
                                                                         531,037
                                                                      ----------

             DEPOSITORY INSTITUTIONS (2.58%)
   200,000   Anchor Bancorp, Inc., 8.9375%, due 07/09/2003 .......       207,250
   200,000   Wells Fargo Capital, 7.96%, due 12/15/2026 ..........       199,354
                                                                      ----------
                                                                         406,604
                                                                      ----------

             DURABLE GOODS - WHOLESALE (1.30%)
   200,000   Pioneer Standards Electronics,
             Inc., 8.500%, due 08/01/2006.........................       204,000
                                                                      ----------

             ELECTRIC,  GAS, WATER, COGENERATION,
             SANITARY SERVICES (0.04%)
     7,000   System Energy Resources, Inc.,
             11.375%, due 09/01/2016 .............................        7,088
                                                                      ----------

             ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (1.25%)
   200,000   USI American Holdings, Inc., (144A),
             7.250%, due 12/01/2006 ..............................       196,500
                                                                      ----------

             FOOD AND KINDRED PRODUCTS (1.27%)
   200,000   RJR Nabisco, Inc., 8.75%,
             due 08/15/2005 ......................................       200,000
                                                                      ----------

             FOOD STORES (2.14%)
   300,000   Safeway, Inc., 10.000%, due 12/01/2001...............       336,750
                                                                      ----------

             FOREIGN GOVERNMENT (1.91%)
   300,000   Republic of South Africa, 8.375%,
             due 10/17/2006 ......................................       300,375
                                                                      ----------

                                   (continued)

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                           SECURITY                            VALUE
--------------------------------------------------------------------------------

             INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (1.36%)
$  200,000   Unisys Corporation, (144A) 12.00%,
             due 04/15/2003 ....................................      $  213,250
                                                                      ----------

             INSURANCE COMPANIES (0.15%)
   100,000   Home Holdings, Inc., 8.625%,
             due 12/15/2003 ....................................          23,000
                                                                      ----------

             MISCELLANEOUS RETAIL (1.33%)
   200,000   Phar-Mor, Inc., 11.72%, 09/11/2002.................         210,000
                                                                      ----------

             MOTOR FREIGHT TRANSPORTATION, WAREHOUSES (1.30%)
   200,000   Amerco, 7.85%, 05/15/2003..........................         204,500
                                                                      ----------

             NON-DEPOSITORY CREDIT INSTITUTIONS (4.48%)
   200,000   Aames Financial Corporation, 9.125%,
             due 11/01/2003.....................................         204,500
   500,000   Edison Mission Energy Funding,
             7.330%, due 09/15/2008.............................         499,750
                                                                      ----------
                                                                         704,250
                                                                      ----------

             PAPER AND ALLIED PRODUCTS (0.68%)
   100,000   Westvaco Corporation, 10.300%,
             due 01/15/2019.....................................         106,750
                                                                      ----------

             PERSONAL SERVICES (1.46%)
   250,000   Uniforet, Inc., (144A) 11.125%,
             due 10/15/2006.....................................         229,375
                                                                      ----------

             PRIMARY METAL INDUSTRIES (0.30%)
   100,000   USX Corporation, 0.000%,
             due 08/09/2005.....................................          46,875
                                                                      ----------

             SECURITY AND COMMODITY
             BROKERS (0.70%)
   111,000   Lehman Brothers Holdings, Inc.,
             6.650%, due 11/08/2000.............................         110,014
                                                                      ----------

             TEXTILE MILL PRODUCTS (1.37%)
   200,000   Polysindo International Finance Company,
             11.375%, due 06/15/2006............................         216,250
                                                                      ----------

             TRANSPORTATION EQUIPMENT (1.42%)
   200,000   Rohr, Inc., 11.625%, due 05/15/2003................         223,500
                                                                      ----------

             TOTAL CORPORATE BONDS
             (COST $5,433,388)..................................       5,473,158
                                                                      ----------


             COMMERCIAL PAPER
             (5.21% OF TOTAL INVESTMENTS) (a)
             ELECTRICAL EQUIPMENT, EXCEPT
             COMPUTERS (5.21%)
   820,000   Duracell, Inc., 6.75%, due 01/02/1997                      $819,846
                                                                     -----------
             TOTAL COMMERCIAL PAPER
             (COST $819,846).....................................        819,846
                                                                     -----------
             TOTAL INVESTMENTS IN
             SECURITIES
            (COST $13,858,095) (C)...............................    $15,732,008
                                                                     -----------

(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.

(b) Non-dividend paying common stock.

(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                             COMMON STOCK PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
NUMBER
OF SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS
             (92.34% OF TOTAL INVESTMENTS) (a)

             APPAREL AND ACCESSORY
             STORES (5.19%)
   206,200   Claire's Stores, Inc. ..............................     $2,680,600
    80,800   Finish Line, Inc. Class A (b).......................      1,706,900
   179,700   Footstar, Inc. (b)..................................      4,470,037
                                                                      ----------
                                                                       8,857,537
                                                                      ----------

             BUILDING CONSTRUCTION, GENERAL
             CONTRACTORS, OPERATIVE BUILDERS
             (2.52%)
   173,600   Fairfield Communities, Inc. (b).....................      4,296,600
                                                                      ----------

             BUSINESS SERVICES (8.91%)
   111,400   Comdisco, Inc.......................................      3,536,950
   246,300   IKOS Systems, Inc. (b)..............................      4,926,000
   581,800   Ross Systems, Inc. (b)..............................      5,599,825
   161,100   Software Artistry, Inc. (b).........................      1,147,837
                                                                      ----------
                                                                      15,210,612
                                                                      ----------

             COMMUNICATIONS BY PHONE,
             TELEVISION, RADIO, CABLE (1.68%)
   100,150   Billing Information Concepts Corp. (b)..............      2,879,312
                                                                      ----------

             DURABLE GOODS - WHOLESALE (1.87%)
    98,700   Insight Enterprises, Inc. (b).......................      2,763,600
    15,200   Watsco, Inc.........................................        438,900
                                                                      ----------
                                                                       3,202,500
                                                                      ----------

             EATING AND DRINKING PLACES (2.09%)
    35,800   Cooker Restaurant Corporation.......................        416,175
   174,200   Showbiz Pizza Time, Inc. (b)........................      3,157,375
                                                                      ----------
                                                                       3,573,550
                                                                      ----------

             ELECTRIC, GAS, WATER, COGENERATION,
             SANITARY SERVICES (1.99%)
    69,400   Coastal Corporation.................................      3,391,925
                                                                      ----------

             ELECTRICAL EQUIPMENT, EXCEPT
             COMPUTERS (5.22%)
   187,100   Semtech Corporation (b).............................      3,204,088
   187,100   Ultrak, Inc. (b)....................................      5,706,500
                                                                      ----------
                                                                       8,910,638
                                                                      ----------

             ENGINEERING SERVICES, ACCOUNTING,
             MANAGEMENT (2.02%)
   160,500   Correctional Services Corp. (b).....................      2,307,188
    68,100   NCO Group, Inc. (b).................................      1,149,188
                                                                      ----------
                                                                       3,456,376
                                                                      ----------

             FABRICATED METAL, EXCEPT
             MACHINERY, TRANSPORTATION
             EQUIPMENT (5.21%)
   444,750   Miller Industries, Inc. (b).........................      8,895,000
                                                                      ----------




             FOOD AND KINDRED PRODUCTS (0.91%)
    13,775   Philip Morris Companies, Inc........................     $1,551,409
                                                                      ----------

             FURNITURE AND FIXTURES (2.43%)
    73,200   Herman Miller, Inc..................................      4,144,950
                                                                      ----------

             GENERAL MERCHANDISE STORES (1.09%)
    50,375   Proffitt's, Inc. (b)................................      1,857,578
                                                                      ----------

             HEALTH SERVICES (1.97%)
   160,100   Medpartners, Inc. (b)...............................      3,362,100
                                                                      ----------

             HOME FURNITURE AND EQUIPMENT
             STORES (2.99%)
   255,550   Microage, Inc. (b)..................................      5,111,000
                                                                      ----------

             HOTELS, OTHER LODGING PLACES (0.95%)
   117,700   Chartwell Leisure, Inc. (b).........................      1,618,375
                                                                      ----------

             INDUSTRIAL, COMMERCIAL MACHINERY,
             COMPUTERS (6.99%)
   165,000   Micros Systems, Inc. (b)............................      5,073,750
   226,900   Network General Corporation (b).....................      6,863,725
                                                                      ----------
                                                                      11,937,475
                                                                      ----------

             INSURANCE COMPANIES (1.84%)
   150,300   USF&G Corporation...................................      3,137,513
                                                                      ----------

             LEATHER PRODUCTS (0.96%)
   177,900   Genesco, Inc. (b)...................................      1,645,575
                                                                      ----------

             MEASURING INSTRUMENTS, PHOTO
             GOODS, WATCHES (10.52%)
   182,700   GenRad, Inc. (b)....................................      4,247,775
    65,800   Guidant Corporation.................................      3,750,600
    58,900   Honeywell, Inc......................................      3,872,675
    15,600   Perclose, Inc.......................................        315,900
   156,200   SBS Technologies, Inc...............................      5,779,400
                                                                      ----------
                                                                      17,966,350
                                                                      ----------

             MISCELLANEOUS RETAIL (1.29%)
   299,800   Creative Computers, Inc. (b)........................      2,211,025
                                                                      ----------

             NON-DEPOSITORY CREDIT INSTITUTIONS
             (3.52%)
   241,000   Consumer Portfolio Services, Inc. (b)...............      2,711,250
    90,000   Sirrom Capital Corporation..........................      3,307,500
                                                                      ----------
                                                                       6,018,750
                                                                      ----------

                                   (continued)

                              CONSECO SERIES TRUST
                             COMMON STOCK PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
NUMBER
OF SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

             OIL AND GAS EXTRACTION (7.88%)
   115,850   Apache Corporation...........................       $ 4,098,194
   142,500   Forest Oil Corporation (b)...................         2,511,563
    39,900   Nuevo Energy Company (b).....................         2,074,800
   174,000   Oryx Energy Company (b)......................         4,306,500
    39,000   Titan Exploration, Inc. (b)..................           468,000
                                                                 -----------
                                                                  13,459,057
                                                                 -----------

             PAPER AND ALLIED PRODUCTS (2.07%)
   111,600   Schweitzer-Mauduit International, Inc........         3,529,350
                                                                 -----------

             PETROLEUM - REFINING & RELATED
             INDUSTRIES (4.36%)
    44,700   Texaco, Inc. ................................         4,386,188
    38,600   Tosco Corporation............................         3,054,225
                                                                 -----------
                                                                   7,440,413
                                                                 -----------

             PRINTING, PUBLISHING & ALLIED (2.32%)
    89,900   Central Newspapers, Inc......................         3,955,600
                                                                 -----------

             RUBBER AND MISCELLANEOUS
             PLASTIC PRODUCTS (2.39%)
   119,200   Reebok International Ltd.....................         5,006,400
                                                                 -----------

             TRANSPORTATION SERVICES (0.62%)
    66,300   Team Rental Group Inc........................         1,069,087
                                                                   ---------

             TOTAL COMMON STOCKS
             (COST $125,218,947)..........................       157,696,057
                                                                 -----------

             PREFERRED STOCKS
             (1.10% OF TOTAL INVESTMENTS) (a)

             MINING - METALS AND ORES (1.10%)
   107,300   Coeur D'Alene Mines Corporation 7%...........         1,877,750
                                                                 -----------

             TOTAL PREFERRED STOCKS
             (COST $1,826,400)............................         1,877,750
                                                                 -----------


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------


             COMMERCIAL PAPER
             (6.56% OF TOTAL INVESTMENTS) (a)

             ELECTRIC EQUIPMENT, EXCEPT
             COMPUTERS (4.92%)
$8,400,000   Duracell Inc. 6.75%, due 01/02/0997..........         8,398,425
                                                                ------------

             NON-DEPOSITORY CREDIT INSTITUTIONS
             (1.64%)
 2,800,000   American General Capital Services,
             6.50%, due 01/02/1997........................         2,799,494
                                                                ------------

             TOTAL COMMERCIAL PAPER
             (COST $11,197,919)...........................        11,197,919
                                                                ------------

             TOTAL INVESTMENTS IN SECURITIES
             (COST $138,243,266) (c)......................      $170,771,726
                                                                ------------

(a) Using Standard Industrial Codes prepared by the Technical Committee on Industry Classifications.

(b) Non-dividend paying common stock.

(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
PRINCIPAl
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------

             CORPORATE BONDS
             (63.13% OF TOTAL INVESTMENTS) (a)

             AIR TRANSPORTATION (1.94%)
  $180,844   Delta Airlines 1992 ETC-C, 8.540%,
             due 01/02/2007..................................    $ 190,790
    45,211   Delta Airlines, 1992 ETC-D, 8.540%
             due 01/02/2007..................................       47,133
   100,000   United Airlines 1996-A1 Pass Thru
             Certificate, 7.270%, due 01/30/2013.............       95,625
                                                                 ---------
                                                                   333,548
                                                                 ---------

             AUTO REPAIR AND PARKING (2.96%)
   400,000   Amerco, Inc. 7.850%, due 05/15/2003.............      409,000
   100,000   Amerco MTN, 6.710%,
             due 10/15/2008..................................      100,875
                                                                 ---------
                                                                   509,875
                                                                 ---------

             COMMUNICATIONS BY PHONE,
             TELEVISION, RADIO, CABLE (1.88%)
   285,000   Continental Cablevision, Inc. , 9.000%
             due 09/01/2008..................................      323,119
                                                                 ---------

             DEPOSITORY INSTITUTIONS (7.56%)
   100,000   First Chicago Corporation (144A), 7.950%
             due 12/01/2026..................................       98,299
   300,000   Morgan Stanley Fin Plc, 8.030%, due
             02/28/2017......................................      300,000
   550,000   Southern Investments UK, 6.375%, due
             11/15/2001......................................      543,813
   250,000   Standard Federal Bancorp, 7.750%, due
             07/17/2006......................................      260,625
   100,000   Wells Fargo Capital I, 7.960%, due
             12/15/2026......................................       99,677
                                                                 ---------
                                                                 1,302,414
                                                                 ---------

             DURABLE GOODS - WHOLESALE (2.37%)
   400,000   Pioneer Standard Electronics, 8.500%,
             due 08/01/2006..................................      408,000
                                                                 ---------

             ELECTRIC, GAS, WATER, COGENERATION
             SANITARY SERVICES (6.41%)
   300,000   Coastal Corporation, 10.000%, due
             02/01/2001......................................      333,375
   400,000   System Energy Resources, 7.280%, due
             08/01/1999......................................      404,500
   300,000   Tenneco, 10.200%, due 03/15/2008................      365,250
                                                                 ---------
                                                                 1,103,125
                                                                 ---------

             ELECTRICAL EQUIPMENT, EXCEPT
             COMPUTERS, (0.57%)
   100,000   USI American Holdings, Inc. (144A),
             7.250%, due 12/01/2006..........................       98,250
                                                                 ---------



             FOOD AND KINDRED PRODUCTS (4.65%)
   500,000   Nabisco Inc., 7.550%, due
             06/15/2015......................................      493,125
   300,000   Pan-American Beverage, Inc., 8.125%
             due 04/01/2003..................................      308,205
                                                                 ---------
                                                                   801,375
                                                                 ---------

             FOOD STORES (2.20%)
   156,000   Safeway Inc., 9.650%, due 01/15/2004............      175,500
   175,000   Safeway Inc., 9.875%, due 03/15/2007............      203,000
                                                                 ---------
                                                                   378,500
                                                                 ---------

             FOREIGN GOVERNMENTS (1.45%)
   250,000   Republic of South Africa, 8.375%, due
             10/17/2006......................................      250,312
                                                                 ---------

             HOLDING AND INVESTMENT COMPANIES
             (2.92%)
   200,000   Guangdong International Trust &
             Investments (144A), 8.750%, due
             10/24/2016......................................      202,882
   300,000   Duke Realty, 7.250%, due 09/22/2002.............      299,250
                                                                 ---------
                                                                   502,132
                                                                 ---------

             INSURANCE COMPANIES (7.64%)
   250,000   American Reinsurance, 10.875%, due
             09/15/2004......................................      272,500
   100,000   Integon Corporation, 9.500%, due
             10/15/2001......................................      107,375
   400,000   Leucadia National Corporation, 7.875%,
             due 10/15/2006..................................      402,000
   200,000   TIG Holdings, 8.125%, due 04/15/2005............      209,500
   300,000   Torchmark Corporation, 8.250%, due
             08/15/2009......................................      323,625
                                                                 ---------
                                                                 1,315,000
                                                                 ---------

             LUMBER AND WOOD PRODUCTS,
             EXCEPT FURNITURE (1.73%)
   300,000   West Fraser Mill (144A), 7.250% due
             09/15/2002......................................      298,875
                                                                 ---------

             NON-DEPOSITORY CREDIT
             INSTITUTIONS (3.22%)
   250,000   DSPL Finance (144A), 9.120%, due
             12/30/2010......................................      257,000
   300,000   Edison Mission Energy Funding (144A)
             6.770%, due 09/15/2003..........................      297,750
                                                                 ---------
                                                                   554,750
                                                                 ---------

                                   (continued)

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
PRINCIPAl
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------

             OIL AND GAS EXTRACTION (4.58%)
 $ 400,000   BJ Services (144A), 7.000%, due
             02/01/2006......................................    $ 386,836
   150,000   Ras Laffan Gas (144A), 8.294%,
             due 03/15/2014..................................      151,024
   250,000   Western Atlas Inc., 5.650%, due
             07/13/1997......................................      250,000
                                                                 ---------
                                                                   787,860
                                                                 ---------

             PAPER AND ALLIED PRODUCTS (1.24%)
   200,000   Westavco Corporation, 10.300%, due
             01/15/2019......................................      213,500
                                                                 ---------

             PETROLEUM - REFINING AND RELATED
             INDUSTRIES 0.58%)
   100,000   Lyondell Petrochemical Company,
             8.250%, due 03/15/1997..........................      100,383
                                                                 ---------

             PRIMARY METAL INDUSTRIES (0.48&)
   175,000   USX Corporation, 0.000%, due
             08/09/2005......................................       82,031
                                                                 ---------

             REAL ESTATE OPERATORS, AGENTS,
             MANAGERS (1.46%)
   250,000   Trinet Corporation Realty Trust, 7.300%
             due 05/15/2001..................................      251,875
                                                                 ---------

             RUBBER AND MISCELLANEOUS PLASTIC
             PRODUCTS (2.36%)
   400,000   Tupperware Finance BV, 7.250%, due
             10/01/2006......................................      406,000
                                                                 ---------

             SECURITY AND COMMODITY BROKERS
             (3.15%)
   280,000   Lehman Brothers Holdings, Inc. Ser E MTN
             6.650%, due 11/08/2000..........................      277,513
   250,000   Lehman Brothers Holdings, Inc., 8.875%
             due 02/15/2000..................................      264,688
                                                                 ---------
                                                                   542,201
                                                                 ---------

             NON-CLASSIFIED (1.78%)
   300,000   Soc Quimica Y Minera De (144A),
             7.700%, due 09/15/2006..........................      306,267
                                                                 ---------

             TOTAL CORPORATE BONDS
             COST ($10,787,807)..............................   10,869,392
                                                                ----------



             MUNICIPAL BONDS
             (5.37% OF TOTAL INVESTMENTS) (a)

             PUBLIC FINANCE, TAXATION (5.37%)
   210,000   Lake County Florida Resource Recovery
             Industrial Development Revenue, 7.125%,
             due 10/01/1999..................................      209,213
   300,000   Mississippi Hospital Equipment & Facilities
             Authority Revenue, 9.100%, due
             04/01/2006......................................      314,250
   400,000   New York State Dorm Authority Revenues,
             6.550%, due 04/01/2000..........................      400,500
                                                                 ---------

             TOTAL MUNICIPAL BONDS
             (COST $922,630).................................      923,963
                                                                 ---------

             COLLATERALIZED MORTGAGE
             OBLIGATIONS
             (5.24% OF TOTAL INVESTMENTS)

   193,466   FHLMC Structured Pass Through Securities
             T-4 A1, 7.625%, due 08/25/2022..................      196,187
   246,396   JP Morgan Commercial Mortgage Finance
             Corporation 96 C2 A, 6.470%, due
             11/25/2027......................................      240,236
   474,703   Structured Asset Securities Corporation
             96 CFL 1 A1B, 5.751%, due 02/25/2028............      465,818
                                                                 ---------

             TOTAL COLLATERALIZED MORTGAGE
             OBLIGATIONS (COST $919,291).....................      902,241
                                                                 ---------

             ASSET BACKED SECURITIES
             (10.64% OF TOTAL INVESTMENTS)

   250,000   Contimortgage Home Equity Loan Trust
             1996-3 A5, 7.520%, due 07/15/2011...............      255,429
   200,000   Green Tree Financial Corporation
             1994-4 A5, 8.300%, due 07/15/2019...............      212,125
   204,831   Green Tree Recreational Equipment &
             Consumer Trust 96 A A1, 5.550%, due
             02/15/2018......................................      201,912
   500,000   Lehman FHA Title 1 Loan Trust 96-2 A2,
             6.780%, due 03/25/2008..........................      501,406
   200,000   National Car Rental Financing Limited
             Partnership 1996-1 A2, 6.800%, due
             04/20/2000......................................      201,000
   228,850   Newcourt Receivables Asset Trust 1996-2
             A, 6.870%, due 06/20/2004.......................      229,825
   229,121   New York City Tax Liens 1996-1 B, 6.910%
             due 05/25/2005..................................      230,410
                                                                 ---------

             TOTAL ASSET BACKED SECURITIES
             (COST $1,811,520)...............................    1,832,107
                                                                 ---------

                                   (continued)

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
PRINCIPAl
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------

                    U.S. GOVERNMENT AND
                    AGENCY OBLIGATIONS
                    (10.57% OF TOTAL INVESTMENTS)


 $ 442,554   Federal Home Loan Mortgage Corp.,
             #E20187, 7.000%, due 08/01/2010 .............       $ 442,692
    42,417   Federal National Mortgage Assn.,
             #062289, 6.993%, due 03/01/2028 .............          42,921
   251,384   Federal National Mortgage Assn.,
             #183567, 7.500%, due 11/01/2022 .............         251,384
   225,365   Federal National Mortgage Assn.,
             #286122, 7.000%, due 06/01/2024 .............         220,576
   455,181   Federal National Mortgage Assn.,
             #325435, 7.000%, due 09/01/2010 .............         454,896
   197,582   Federal National Mortgage Assn.,
             #349410, 7.000%, due 08/01/2026 .............         193,384
     3,173   Government National Mortgage Assn.,
             #051699, 15.000%, due 07/15/2011 ............           3,780
     2,955   Government National Mortgage Assn.,
             #056522, 14.000%, due 08/15/2012 ............           3,473
   100,121   Government National Mortgage Assn.,
             #180604, 9.000%, due 11/15/2016 .............         105,502
   100,000   U.S. Treasury Note, 6.500%, due
             10/15/2006...................................         100,562
                                                                ----------

             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS
             (COST $1,819,096)   .........................       1,819,170
                                                                ----------




             COMMERCIAL PAPER
             (5.05% OF TOTAL INVESTMENTS) (a)

             ELECTRICAL EQUIPMENT, EXCEPT
             COMPUTERS (5.05%)

   870,000   Duracell Inc. , 6.750%, due 01/02/1997.......         869,837
                                                                ----------

             TOTAL COMMERCIAL PAPER
             (COST $869,837)..............................         869,837
                                                                ----------

             TOTAL INVESTMENTS IN SECURITIES
             (COST $17,130,181) (b).......................     $17,216,710
                                                               -----------

(a) Using Standard Industrial Codes prepared by the Technical Committee on Industry Classifications.

(b) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements

                              CONSECO SERIES TRUST
                         GOVERNMENT SECURITIES PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
PRINCIPAl
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------

             U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS
             (91.17% OF TOTAL INVESTMENTS)

$  250,000   Federal Home Loan Bank, 7.170%,
             due 03/29/2000................................     $ 257,063
   191,970   Federal Home Loan Mortgage Corp.,
             D66012, 7.000%, due 11/01/2025................       188,431
   239,951   Federal Home Loan Mortgage Corp.,
             E00441, 7.500%, due 07/01/2011................       243,625
   150,000   Federal Home Loan Mortgage Corp.,
             Multi Family Pool, 6.775%, due
             11/15/2003....................................       150,938
   168,342   Federal National Mortgage Assn.,
             #174166, 8.000%, due 06/01/2002...............       171,551
   245,423   Federal National Mortgage Assn.,
             #250485, 6.500%, due 02/01/2026...............       234,302
   146,526   Federal National Mortgage Assn.,
             #303780, 7.000%, due 03/01/2026...............       143,412
     1,540   Government National Mortgage Assn.,
             #044522, 13.00%, due 03/15/2011...............         1,792
     5,389   Government National Mortgage Assn.,
             #068651, 12.000%, due 08/15/2013..............         6,164
     6,143   Government National Mortgage Assn.,
             #105200, 13.000%, due 10/15/2013..............         7,149
     7,130   Government National Mortgage Assn.,
             #119896, 13.000%, due 11/15/2014..............         8,297
   466,246   Government National Mortgage Assn.,
             #408675, 7.500%, due 01/15/2026...............       466,683
   246,838   Government National Mortgage Assn.,
             #417575, 8.000%, due 07/15/2026...............       252,006
   275,000   U.S. Treasury Bond, 8.125%,  due
             05/15/2021....................................       319,503
   475,000   U.S. Treasury Note, 5.875%, due
             04/30/1998....................................       475,941
   125,000   U.S. Treasury Note, 7.750%, due
             11/30/1999....................................       130,651
    50,000   U.S. Treasury Note, 6.750%, due
             04/30/2000....................................        50,974
    50,000   U.S. Treasury Note, 5.625%, due
             11/30/2000....................................        49,131
    50,000   U.S. Treasury Note, 5.500%, due
             12/31/2000....................................        48,800
   200,000   U.S. Treasury Note, 6.625%, due
             07/31/2001....................................       203,250
   150,000   U.S. Treasury Bond, 6.500%, due
             10/15/2006....................................       150,843

             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS
             (COST $3,571,030).............................     3,560,586
                                                                ---------



             ASSET BACKED SECURITIES
             (3.71% OF TOTAL INVESTMENTS)

   150,000   Nationsbank Credit Card Master Trust,
             Series 1993-2, Class A, 6.000%, due
             12/15/2005....................................       145,098
                                                                ---------

             TOTAL ASSET BACKED SECURITIES
             (COST $144,533)...............................       145,098
                                                                ---------

             COMMERCIAL PAPER
             (5.12% OF TOTAL INVESTMENTS) (a)

             ELECTRICAL EQUIPMENT, EXCEPT
             COMPUTERS (5.12%)
   200,000   Duracell Inc., 6.750%, due 01/02/1997.........       199,963
                                                                ---------

             TOTAL COMMERCIAL PAPER
             (COST $199,963)...............................       199,963
                                                                ---------

             TOTAL INVESTMENTS IN SECURITIES
             (COST $3,915,526) (b).........................   $ 3,905,647
                                                              -----------


(a) Using Standard Industrial Codes prepared by the Technical Committee on Industry Classifications.

(b) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements

                              CONSECO SERIES TRUST
                             MONEY MARKET PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                December 31, 1996

--------------------------------------------------------------------------------
PRINCIPAl
AMOUNT                              SECURITY                            VALUE
--------------------------------------------------------------------------------


             CORPORATE BONDS
             (3.80% OF TOTAL INVESTMENTS) (a)

             OIL AND GAS EXPLORATION (3.80%)
 $ 255,000   Western Atlas, Inc. (Put), 5.650%,
             due 07/13/1997..................................      $ 254,201
                                                                   ---------

             TOTAL CORPORATE BONDS...........................        254,201
                                                                   ---------

             COMMERCIAL PAPER
             (96.20% OF TOTAL INVESTMENTS) (a)

             COMMUNICATIONS BY PHONE,
             TELEVISION, RADIO, CABLE (4.76%)
   320,000   Lucent Technologies, Inc., 5.290%,
             due 01/28/1997..................................        318,730
                                                                   ---------

             DEPOSITORY INSTITUTIONS (4.72%)
   316,000   Bank of New York, Inc., 5.320%, due
             01/09/1997......................................        315,627
                                                                   ---------

             ELECTRIC, GAS, WATER, COGENERATION,
             SANITARY SERVICES (19.40%)
   322,000   Browning Ferris Industries, Inc., 5.350%
             due 01/15/1997..................................        321,330
   320,000   Michigan Consolidated Gas Company,
             5.410%, due 01/02/1997..........................        319,952
   340,000   Northern Indiana  Public Service Company,
             Inc., 5.350%, due 03/13/1997....................        336,413
   320,000   Northern States Power Company
             Minnesota, Inc., 5.300%, due 01/07/1997.........        319,717
                                                                   ---------
                                                                   1,297,412
                                                                   ---------

             ELECTRICAL EQUIPMENT, EXCEPT
             COMPUTERS (5.16%)
   345,000   Duracell, Inc. 6.000%, due 01/02/1997...........        344,943
                                                                   ---------

             FOOD AND KINDRED PRODUCTS
             (9.78%)
   340,000   Kellogg Corporation, 5.330%, due
             01/13/1997......................................        339,396
   316,000   Philip Morris Companies, Inc., 5.300%
             due 01/24/1997..................................        314,930
                                                                   ---------
                                                                     654,326
                                                                   ---------



             MEASURING INSTRUMENTS, PHOTO
             GOODS, WATCHES (9.32%)
  315,000    Xerox Corporations, Inc., 5.300%
             due 01/14/1997..................................        314,397
  310,000    Raytheon Company, Inc., 5.340%,
             due 01/16/1997..................................        309,310
                                                                   ---------
                                                                     623,707
                                                                   ---------

             NON-DEPOSITORY CREDIT
             INSTITUTIONS (14.21%)
   320,000   Associates Corp. of North America, Inc.,
             5.340%, due 01/31/1997..........................        318,576
   315,000   Ciesco L.P., 5.300%, due 01/14/1997.............        314,398
   319,000   Household Finance Company, Inc.,
             5.310%, due 01/31/1997..........................        317,588
                                                                   ---------
                                                                     950,562
                                                                   ---------

             PAPER AND ALLIED PRODUCTS
             (4.76%)
   320,000   Weyerhauser Company, 5.300%, due
             01/29/1997......................................        318,681
                                                                   ---------

             RUBBER AND MISCELLANEOUS
             PLASTICS PRODUCTS (4.78%)
   320,000   Rubbermaid, Inc., 5.420%, due
             01/03/1997......................................        319,904
                                                                   ---------

             SECURITY & COMMODITY
             BROKERS (19.31%)
   320,000   CS First Boston, Inc., 5.340%, due
             01/10/1997......................................        319,573
   320,000   Goldman Sachs Group L.P., 5.350%,
             due 02/04/1997..................................        318,383
   318,000   Merrill Lynch Company, Inc., 5.330%,
             due 01/06/1997..................................        317,764
   340,000   JP Morgan & Co., Inc., 5.380%,
             due 03/17/1997..................................        336,189
                                                                   ---------
                                                                   1,291,909
                                                                   ---------

             TOTAL COMMERCIAL PAPER..........................      6,435,801
                                                                   ---------

             TOTAL INVESTMENTS IN
             SECURITIES......................................    $ 6,690,002
                                                                 -----------



(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.

(b) Value also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1996

--------------------------------------------------------------------------------

(1) GENERAL

     Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("the Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares only to affiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

     Effective May 1, 1993, Great American Reserve Variable Annuity Account C ("Account C") transferred its assets to the Trust in exchange for shares of the Common Stock, Corporate Bond (newly created effective May 1, 1993) and Money Market Portfolios. Since May 1, 1993, the Trust continues to offer shares of each of its portfolios to Account C.

     On July 25,  1994,  Great  American  Reserve  Variable  Annuity  Account  E
commenced   operations  and  began  investing  in  the  shares  of  the  Trust's portfolios.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     Investments in each portfolio are valued at the end of each New York Stock Exchange business day, with the exception of regional business holidays. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except the BJ Services, DSPL Finance, Edison Energy Funding, First Chicago Corporation, Guangdong International Trust & Investments, Ras Laffan Gas, Soc Quimica Y Minera De, USI American Holdings, Inc. and West Fraser Mill bonds held in the Corporate Bond Portfolio and the USI American Holdings, Inc., Uniforet, Inc., and Unisys Corporation bonds and the Time Warner Inc. preferred stock held in the Asset Allocation Portfolio, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.


     The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser to the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

     In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short-term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

     Fixed income securities for which representative market quotes are readily available are valued at the mid-day mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES

     Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

     Dividends are declared and reinvested from the sum of net investment income and net realized short-term capital gains or losses on a daily basis in the Money Market portfolio, on a monthly basis in the Government Securities and Corporate Bond portfolios and on a quarterly basis in the Asset Allocation and Common Stock portfolios. Distributions are declared and reinvested from net realized long-term capital gains on an annual basis.

                              CONSECO SERIES TRUST

                                December 31, 1996

--------------------------------------------------------------------------------

INCOME EQUALIZATION

     All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to undistributed income. As a result, undistributed investment income per share is not materially affected by sales or redemptions of the portfolio shares.


(3) TRANSACTIONS WITH AFFILIATES

     As investment adviser to the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond Portfolio and the Government Securities Portfolio, and 0.25 percent for the Money Market Portfolio. Total fees paid to the Adviser for the years ended December 31, 1996 and 1995 were $1,008,557 and $695,347, respectively. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond Portfolio and the Government Securities Portfolio, and 0.45 percent for the Money Market Portfolio.

(4) INVESTMENT TRANSACTIONS

     The aggregate cost of purchases of investments (excluding U.S. government securities and short term investments) during the years ended December 31, 1996 and 1995 were $310,865,829 and $214,317,334, respectively. The aggregate proceeds from sales of investments (excluding U.S. government securities and short term investments) for the years ended December 31, 1996 and 1995 were $303,932,165 and $204,792,532, respectively.

     The aggregate cost of purchases of U.S. government securities (excluding short-term investments) for the years ended December 31, 1996 and 1995 were $21,225,121 and $15,926,727, respectively. The aggregate proceeds from sales of U.S. government securities (excluding short-term investments) for the years ended December 31, 1996 and 1995 were $16,767,507 and $13,354,470, respectively.

Gross unrealized appreciation and depreciation of investments at December 31, 1996 are shown below:




------------------------------------------------------------------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

                                                      ASSET           COMMON        CORPORATE        GOVERNMENT              MONEY
                                                 ALLOCATION            STOCK             BOND        SECURITIES             MARKET
DEC. 31, 1996                                     PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation.................. $ 2,175,754     $ 36,195,163       $  182,899       $    29,085            $    -
Gross unrealized depreciation..................    (301,841)      (3,666,703)         (96,370)          (38,964)                -
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..... $ 1,873,913     $ 32,528,460       $   86,529       $    (9,879)           $    -
------------------------------------------------------------------------------------------------------------------------------------

                              CONSECO SERIES TRUST

                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

(5) NET ASSETS

      Total net assets consisted of the following at December 31, 1996:

                                                        ASSET            COMMON         CORPORATE      GOVERNMENT           MONEY
                                                   ALLOCATION             STOCK              BOND      SECURITIES          MARKET
DEC. 31, 1995                                       PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from the sales of shares since
     organization, less cost of shares
     redeemed and net equalization.............  $ 14,858,293     $ 138,804,030      $ 17,528,336     $ 4,033,570     $ 6,984,663
Undistributed net realized gains (losses)
     on sale of investments....................             -                 -          (151,525)              -               -
Net unrealized appreciation (depreciation)
     of investments............................     1,873,913        32,528,460            86,529          (9,879)              -
------------------------------------------------------------------------------------------------------------------------------------
         Total  net assets.....................  $ 16,732,206     $ 171,332,490      $ 17,463,340     $ 4,023,691     $ 6,984,663
------------------------------------------------------------------------------------------------------------------------------------

                              CONSECO SERIES TRUST

                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

 (6) FINANCIAL HIGHLIGHTS
                                                                                 ASSET ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------------------------------

                                                             YEAR             YEAR           YEAR              YEAR          YEAR
                                                            ENDED            ENDED          ENDED             ENDED         ENDED
                                                         DEC. 31,         DEC. 31,       DEC. 31,          DEC. 31,      DEC. 31,
                                                             1996             1995           1994              1993       1992(E)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
     beginning of year.............................   $   12.390      $    11.040      $    11.400      $    11.630      $   11.740

     Income from investment operations (a):
         Net investment income.....................        0.419            0.508            0.463            0.410           0.633
         Net realized gains (losses) and change
              in unrealized appreciation
              (depreciation) of investments........        2.774            2.976           (0.526)           0.218           0.867
------------------------------------------------------------------------------------------------------------------------------------
                  Total income (loss) from
                       investment operations.......        3.193            3.484           (0.063)           0.628           1.500
------------------------------------------------------------------------------------------------------------------------------------
     Distributions (a):
         Dividends from net investment income
              and net realized short-term
              capital gains........................       (2.075)          (1.827)          (0.266)          (0.570)         (1.463)

         Distribution of net realized
              long-term capital gains..............       (0.038)          (0.307)          (0.031)          (0.288)         (0.147)
------------------------------------------------------------------------------------------------------------------------------------
                  Total distributions..............       (2.113)          (2.134)          (0.297)          (0.858)         (1.610)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year.............   $   13.470      $    12.390      $    11.040      $    11.400     $    11.630
------------------------------------------------------------------------------------------------------------------------------------
Total return (b) (d)...............................        28.30%           31.49%          (0.55%)           10.38%          10.36%
Ratios/supplemental data:
     Net assets, end of year (c)...................   $16,732,206     $ 9,583,375      $ 6,172,390      $ 6,161,924     $ 4,308,251
     Ratio of expenses to average
         net assets (d)............................         0.75%            0.75%            0.75%            0.75%           1.25%
     Ratio of net investment income
         to  average net assets (d)................         3.15%            4.11%            4.20%            3.55%           5.46%
     Portfolio turnover rate.......................       208.13%          194.16%          223.92%          539.90%         690.17%
     Average commission paid (f)...................   $    0.0600              N/A              N/A              N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------

(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust Portfolios only and does not include mortality and expense deductions in separate accounts.

(c) Account C and E became shareholders of the Trust effective May 1, 1993, and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.

(e) The BNL High Yield and BNL Convertible Portfolios were merged into the Asset Allocation Portfolio (formerly the BNL Multiple Strategies Portfolio) effective March 11, 1992.

(f) Computed by dividing the total amount of commissions paid by the total number of share purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

                              CONSECO SERIES TRUST

                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   COMMON STOCK PORTFOLIO
                                                       -----------------------------------------------------------------------------
                                                             YEAR             YEAR            YEAR              YEAR          YEAR
                                                            ENDED            ENDED           ENDED             ENDED         ENDED
                                                         DEC. 31,         DEC. 31,        DEC. 31,          DEC. 31,      DEC. 31,
                                                             1996             1995            1994              1993          1992
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per share,
     beginning of year............................. $      18.840     $     16.540    $     16.690      $     16.880    $   16.290

     Income from investment operations (a):
         Net investment income.....................         0.013            0.340           0.240             0.232         0.292
         Net realized gains (losses) and change
              in unrealized appreciation
              (depreciation) on investments........         8.169            5.675           0.072             0.920         2.787
------------------------------------------------------------------------------------------------------------------------------------

                  Total income from
                       investment operations.......         8.182            6.015           0.312             1.152         3.079
------------------------------------------------------------------------------------------------------------------------------------

     Distributions (a):
         Dividends from net investment income
              and net realized short-term
              capital gains........................       (4.209)          (2.807)         (0.327)           (1.181)       (1.101)

         Distribution of net realized
              long-term capital gains..............       (0.963)          (0.908)         (0.135)           (0.161)       (1.388)
------------------------------------------------------------------------------------------------------------------------------------
                 Total distributions...............       (5.172)          (3.715)         (0.462)           (1.342)       (2.489)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year............. $      21.850     $     18.840    $     16.540      $     16.690    $   16.880
------------------------------------------------------------------------------------------------------------------------------------
Total return (b) (d)...............................        44.99%           36.30%           1.92%             8.35%        18.34%
Ratios/supplemental data:
     Net assets, end of year (c)................... $ 171,332,490     $109,635,525    $ 74,759,728      $ 66,799,824    $8,307,023
     Ratio of expenses to average
         net assets (d)............................         0.80%            0.80%           0.80%             0.80%         1.25%
     Ratio of net investment income
         to average net assets (d).................         0.06%            1.80%           1.47%             1.40%         1.73%
     Portfolio turnover rate.......................       177.03%          172.55%         213.67%           205.81%       461.05%
     Average commission paid....................... $       .0600              N/A             N/A               N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------


(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993, and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.

(e) Computed by dividing the total amount of commissions paid by the total number of share purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.

                              CONSECO SERIES TRUST

                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                 CORPORATE BOND PORTFOLIO (E)
                                                             -----------------------------------------------------------------------
                                                                    YEAR              YEAR               YEAR            PERIOD FROM
                                                                   ENDED             ENDED              ENDED         MAY 1, 1993 TO
                                                                DEC. 31,          DEC. 31,           DEC. 31,               DEC. 31,
                                                                    1996              1995               1994                  1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period...........    $    10.150       $     9.450        $     9.980          $     10.000

     Income from investment operations (a):
        Net investment income............................          0.662             0.680              0.649                 0.417
        Net realized gains (losses) and change
            in unrealized appreciation
            (depreciation) on investments................        (0.179)             0.990            (0.912)                 0.173
------------------------------------------------------------------------------------------------------------------------------------
                 Total income (loss) from
                    investment operations................          0.483             1.670            (0.263)                 0.590
------------------------------------------------------------------------------------------------------------------------------------
     Distributions (a):
        Dividends from net investment income
            and net realized short-term
            capital gains................................        (0.663)           (0.970)            (0.267)               (0.610)
------------------------------------------------------------------------------------------------------------------------------------
                 Total distributions.....................        (0.663)           (0.970)            (0.267)               (0.610)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period.................          9.970            10.150              9.450                 9.980
------------------------------------------------------------------------------------------------------------------------------------
Total return (b) (d).....................................          4.97%            18.25%            (2.65%)              8.84%(f)
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
        Net assets, end of period (c)....................    $17,463,340       $16,046,368        $12,903,063           $13,577,440
        Ratio of expenses to average net assets (d)......          0.70%             0.70%              0.70%              0.70%(f)
        Ratio of net investment income to average
            net assets (d)...............................          6.65%             6.78%              6.78%              6.22%(f)
        Portfolio turnover rate..........................        276.35%           225.41%            198.48%            406.24%(f)
------------------------------------------------------------------------------------------------------------------------------------


(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993, and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.

(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00.

(f) Annualized.

                              CONSECO SERIES TRUST

                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               GOVERNMENT SECURITIES PORTFOLIO
                                                       -----------------------------------------------------------------------------
                                                            YEAR             YEAR             YEAR             YEAR             YEAR
                                                           ENDED            ENDED            ENDED            ENDED            ENDED
                                                        DEC. 31,         DEC. 31,         DEC. 31,         DEC. 31,         DEC. 31,
                                                            1996             1995             1994            1993          1992 (E)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
     beginning of year.............................    $  12.380       $   11.090     $     11.450       $   11.610      $    12.000

     Income from investment operations (a):
        Net investment income......................        0.722            0.754            0.720            0.738            0.679
        Net realized gains (losses) and change
            in unrealized appreciation
            (depreciation) on investments..........      (0.409)            1.119          (1.031)            0.281            0.219
------------------------------------------------------------------------------------------------------------------------------------
                 Total income (loss) from
                    investment operations..........        0.313            1.873          (0.311)            1.019            0.898
------------------------------------------------------------------------------------------------------------------------------------
     Distributions (a):
        Dividends from net investment income
            and net realized short-term
            capital gains..........................      (0.707)          (0.583)          (0.049)          (1.179)          (1.094)
        Distribution of net realized
            long-term capital gains................      (0.046)                -                -                -          (0.194)
------------------------------------------------------------------------------------------------------------------------------------
                 Total distributions...............      (0.753)          (0.583)          (0.049)          (1.179)          (1.288)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year.............   $   11.940       $  12.380       $   11.090       $    11.450      $    11.610
------------------------------------------------------------------------------------------------------------------------------------
Total return (b) (d)...............................        2.75%           17.35%          (2.79%)            8.91%            6.62%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
     Net assets, end of year (c)...................   $4,023,691       $4,612,607      $4,712,785       $ 7,579,366      $10,220,193
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average
            net assets (d).........................        0.70%            0.70%            0.70%            0.70%            1.25%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income
            to average net assets (d)..............        6.02%            6.27%            6.45%            6.30%            5.77%
     Portfolio turnover rate.......................      157.62%          284.31%          421.05%          397.42%          742.09%
------------------------------------------------------------------------------------------------------------------------------------


(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993, and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.

(e) The BNL Mortgage-Backed  Securities Portfolio was merged into the Government
Securities  Portfolio  (formerly  the  BNL  Government   Securities   Portfolio)
effective March 11, 1992.

                              CONSECO SERIES TRUST

                                December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                      MONEY MARKET PORTFOLIO
                                                          --------------------------------------------------------------------------

                                                                YEAR            YEAR            YEAR            YEAR           YEAR
                                                               ENDED           ENDED           ENDED           ENDED          ENDED
                                                            DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,
                                                                1996            1995            1994            1993           1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share,
     beginning of year................................    $    1.000      $    1.000       $   1.000      $    1.000    $     1.000

     Income from investment operations (a):
         Net investment income........................         0.050           0.055           0.038           0.029          0.026
Net realized gains (losses) and change
              in unrealized appreciation
              (depreciation) on investments...........             -               -               -               -          0.001
------------------------------------------------------------------------------------------------------------------------------------
                  Total income from
                       investment operations..........         0.050           0.055           0.038           0.029          0.027
------------------------------------------------------------------------------------------------------------------------------------
     Distributions (a):
         Dividends from net investment income
         and net realized short-term
         capital gains................................       (0.050)         (0.055)         (0.038)         (0.029)        (0.027)
------------------------------------------------------------------------------------------------------------------------------------
                  Total distributions.................       (0.050)         (0.055)         (0.038)         (0.029)        (0.027)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year................    $    1.000      $    1.000      $    1.000      $    1.000     $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (b) (d)..................................         5.13%           5.46%           3.78%           2.86%          2.66%

Ratios/supplemental data:
     Net assets, end of year (c)......................    $6,984,663      $5,395,877      $5,105,367      $5,229,641     $3,111,264
Ratio of expenses to average
         net assets (d)..............................          0.45%           0.45%           0.45%           0.45%          1.25%
     Ratio of net investment income
     to average net assets (d)........................         5.03%           5.46%           3.78%           2.86%          2.66%
Portfolio turnover rate...............................           N/A             N/A             N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

(a) Per-share amounts presented are based on an average of monthly shares outstanding for the periods indicated.

(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(c) Accounts C and E became shareholders in the Trust effective May 1, 1993, and July 25, 1994, respectively.

(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio for the years ended December 31, 1996, 1995, 1994 and 1993 and 1.25 percent for each portfolio for the year ended December 31, 1992.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS
CONSECO SERIES TRUST

     We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities, of Conseco Series Trust (comprising respectively, the Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios), as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Conseco Series Trust as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for each of the Portfolios named above except for the Corporate Bond Portfolio for which the period is May 1, 1993 (inception) to December 31, 1996, in conformity with generally accepted accounting principles.



Indianapolis, Indiana
February 21, 1997

                              CONSECO SERIES TRUST
                              ADMINISTRATIVE OFFICE
                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032



SAI-100 (5/97)                                                       May 1, 1997

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.
      (a)  Financial Statements:
      (1) The following financial statement is included in the prospectus con-stituting Part A of the Post-Effective Amendment to the Registration Statement.
           Financial Highlights.
      (2) The following financial statements are included in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement. Statement of Assets and Liabilities, December 31, 1996. Statement of Operations for the year ended, December 31, 1996. Statement of Changes in Net Assets for years ended, December 31, 1996 and 1995. Statement of Investments, December 31, 1996.
           Notes to Financial Statements.
           Report of Independent Accountants.
      (b)  Exhibits:
                  (1) -- Amended Declaration of Trust, incorporated herein by reference to Exhibit 1 (i) to Pre-Effective Amend-ment No. 1 to the Registration Statement on Form N-1 (File No. 2-80455) filed on June 28, 1983; Amendment to Amended Declaration of Trust, incorporated by refe-rence to Exhibit No. 1 (ii) to Post-Effective Amend-ment No. 1 to the Registration Statement of Form N-1A (File No. 2-80455) April 20, 1984; Amendment to Amended Declaration of Trust incorporated by reference to Exhibit No. 1 (iii) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) April 28, 1993.
                  (2) -- By-Laws, incorporated by  reference to Exhibit No. 2 to the Registration Statement on Form N-1 (File No. 2-80455).
                  (3) --  Not Applicable.
                  (4) --  Not Applicable.
                  (5) -- Investment Advisory Agreements, incorporated by reference to Exhibit No.5 to the Post-Effective Amend-ment No. 8 to the Registration Statement on Form N-1A (File No. 2-80455) March 3, 1988; and an Investment Advisory Agreement dated January 1, 1993 between the Registrant and Conseco Capital Management, Inc. incor-porated by reference to Exhibit No. 5 (ii) to Post-Effective Amendment No. 17 to the Registration State-ment on Form N-1A (File No. 2-80455) April 28, 1993.
                  (6) --  Not Applicable
                  (7) --  Not Applicable.
                  (8) -- Custodian Agreement is incorporated by reference to Exhibit No. 8 to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) April 28, 1993.
                  (9) --  Not Applicable.
                 (10) --  Consent and Opinion of Counsel filed herewith.
                 (11) --  Consent of Independent Accountants filed herewith.
                 (12) --  Not Applicable.
                 (13) --  Not Applicable.
                 (14) --  Not Applicable.
                 (15) --  Not Applicable.
                 (16) --  Not Applicable.
                 (17) --  Financial Data Schedule.
               (17.0) --  Money Market Portfolio.
               (17.1) --  Government Securities Portfolio
               (17.2) --  Common Stock Portfolio.
               (17.3) --  Asset Allocation Portfolio.
               (17.4) --  Corporate Bond Portfolio




ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):


   CONSECO, INC. (Indiana) - (publicly traded)
      CIHC, Incorporated (Delaware)

    Bankers National Life Insurance Company (Texas)
       National Fidelity Life Insurance Company (Missouri)
    Bankers Life Insurance Company of Illinois (Illinois)
       Bankers Life & Casualty Company (Illinois)
           Certified Life Insurance Company (California)
    Jefferson National Life Insurance Company of Texas (Texas)
        Beneficial Standard Life Insurance Company (California)
        Great American Reserve Insurance Company (Texas)
    American Life Holdings, Inc. (Delaware)
      American Life Holding Company (Delaware)
          American Life and Casualty Insurance Company (Iowa)
             Vulcan Life Insurance Company (Alabama) - (98%)
    Life Partners Group, Inc. (Delaware)
        Wabash Life Insurance Company (Kentucky)
           Massachusetts General Life Insurance Company (Massachusetts) Philadelphia Life Insurance Company (Pennsylvania)
               Lamar Life Insurance Company (Mississippi)
    American Travellers Life Insurance Company (Pennsylvania)
      United General Life Insurance Company (Texas)
      American Travellers Insurance Company of New York (New York) Intermediate Holdings, Inc. (Delaware)
   THD, Inc. (Delaware)
     TLIC Life Insurance Company (Texas)
        Transport Life Insurance Company (Texas)
           Continental Life Insurance Company (Texas)
Capitol American Financial Corporation (Ohio)
        Capitol Insurance Company of Ohio (Ohio)
        Capitol American Life Insurance Company (Arizona)
           Frontier National Life Insurance Company (Ohio)

             Capitol National Life Insurance Company (Ohio)
Conseco Capital Management, Inc. (Delaware)
Conseco Equity Sales, Inc. (Texas)
Conseco Financial Services, Inc. (Pennsylvania)
Conseco Marketing, LLC (Indiana)
Conseco Services, LLC (Indiana)
Lincoln American Life Insurance Company (Tennessee)
Marketing Distribution Systems, Consulting Group, Inc. (Delaware)
       MDS of New Jersey, Inc. (New Jersey)
       MDS Securities Incorporated (Delaware)
       Bankmark School of Business, Inc. (Delaware)
Conseco Series Trust (Massachusetts)*
Conseco Fund Group (Massachusetts) (publicly held)**
* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Great American Reserve Variable Annuity Account C, and Great American Reserve Variable Annuity Account E, each being segregated asset accounts established pursuant to Texas law by Bankers National Life
      Insurance   Company  and  Great  American   Reserve   Insurance   Company,
      respectively.
** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
      As of April 1, 1997, the Registrant had two record holders of its shares of beneficial interest of the Money Market Portfolio, Common Stock Portfolio, Asset Allocation Portfolio, Government Securities Portfolio and the Corporate Bond Portfolio.

      ITEM 27. INDEMNIFICATION Reference is made to Articles II and V of the Declaration of Trust filed as Exhibit (1) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 2-80455) June 19, 1984. Reference is also made to Article VII of the Investment Advisory Agreement filed as Exhibit (5) to Post-Effective Amendment No. 8 and Post-Effective Amendment

No. 17 to the Registration Statement on Form N-1A (File No. 2-80455) March 3, 1988 and April 28, 1993, respectively.

      ITEM 28.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER.


     The investment adviser is Conseco Capital Management, Inc., a wholly-owned subsidiary of Conseco, Inc. See Part A, "Management," for a more complete description. The principal officers and directors of Conseco Capital Management, Inc. are as follows:

Rollin M. Dick, Director, Executive Vice President and Chief Financial Officer of Conseco, Inc., Carmel, Indiana. Mr. Dick is an officer and/or director of various affiliates of the Adviser. He is a director of Brightpoint, Inc., Indianapolis, Indiana and General Acceptance Corporation, Bloomington, Indiana.



Maxwell E. Bublitz,  President and Director.

Albert J. Gutierrez, Senior Vice President, Investment Officer.

Gregory J. Hahn, Senior Vice President, Portfolio Analytics.

Thomas A. Meyers, Senior Vice President, Director of Marketing.

William P. Latimer, Senior Counsel and Secretary; Chief Compliance Officer and Director.


ITEM 29.  PRINCIPAL UNDERWRITER
      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
      The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the Custodian as follows:
      (a) the records required to be maintained by paragraphs 4, 5, 6 and 11 of Rule 31a-1(b) will be maintained by the Adviser.
      (b) the records required to be maintained by paragraphs 1, 2, 3, 7 and 8 of Rule 31a-1(b) will be maintained by the Custodian.

ITEM 31.  MANAGEMENT SERVICES
      Not Applicable.

ITEM 32.  UNDERTAKINGS
      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the city of Carmel, of the State of Indiana, on the 29th day of April, 1997.

                                          CONSECO SERIES TRUST


                                          By:   /S/ MAXWELL E. BUBLITZ
                                                -------------------------
                                                Maxwell E. Bublitz
                                                President


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                           TITLE                        DATE



/S/ MAXWELL E. BUBLITZ*             President                    April 29, 1997
-----------------------------
Maxwell E. Bublitz                 (Principal Executive Officer)


/S/ WILLIAM P. DAVES, JR.*         Chairman of the Board and     April 29, 1997
-----------------------------
William P. Daves, Jr.              Trustee


                                    Trustee
-----------------------------
Harold W. Hartley


/S/ R. JAN LECROY*                 Trustee                       April 29, 1997
-----------------------------
R. Jan LeCroy


/S/ JESSE H. PARRISH*              Trustee                       April 29, 1997
-----------------------------
Jesse H. Parrish


/S/ JAMES S. ADAMS*                Treasurer                     April 29, 1997
-----------------------------
James S. Adams


      * /S/ WILLIAM P. LATIMER
      --------------------------
      William P. Latimer
      Attorney-in-fact

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned whose signature appears below constitutes and appoints William P. Latimer and Karl W. Kindig, jointly and severally, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Conseco Series Trust Registration Statement on Form N-1A (File No. 2-80455), and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.

SIGNATURE                               TITLE                   DATE



/S/ MAXWELL  E BUBLITZ           President and Trustee            April 29, 1997
-----------------------------
Maxwell E. Bublitz               (Principal Executive Officer)

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned whose signature appears below constitutes and appoints William P. Latimer and Karl W. Kindig, jointly and severally, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Conseco Series Trust Registration Statement on Form N-1A (File No. 2-80455), and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.

SIGNATURE                                TITLE                  DATE



/S/ WILLIAM P. DAVES, JR.           Chairman of the Board        April 29, 1997
-----------------------------
William P. Daves, Jr.               and Trustee

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned whose signature appears below constitutes and appoints William P. Latimer and Karl W. Kindig, jointly and severally, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Conseco Series Trust Registration Statement on Form N-1A (File No. 2-80455), and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.

SIGNATURE                        TITLE                           DATE


/S/ R. JAN LECROY               Trustee                          April 29, 1997
------------------------------
R. Jan LeCroy

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned whose signature appears below constitutes and appoints William P. Latimer and Karl W. Kindig, jointly and severally, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Conseco Series Trust Registration Statement on Form N-1A (File No. 2-80455), and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.

SIGNATURE                          TITLE                         DATE



/S/ JESSE H. PARRISH              Trustee                        April 29, 1997
-----------------------------
Jesse H. Parrish

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned whose signature appears below constitutes and appoints William P. Latimer and Karl W. Kindig, jointly and severally, as his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Conseco Series Trust Registration Statement on Form N-1A (File No. 2-80455), and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.

SIGNATURE                            TITLE                      DATE



/S/ JAMES S. ADAMS                 Treasurer                     April 29, 1997
-------------------------
James S. Adams              (Principal Financial and
                                Accounting Officer)

EXHIBIT             EXHIBIT


(10)   Consent and Opinion of Counsel

(11)   Consent of Accountants

(17.0) Financial Data Schedule - Money Market Portfolio

(17.1) Financial Data Schedule - Government Securities Portfolio

(17.2) Financial Data Schedule - Common Stock Portfolio

(17.3) Financial Data Schedule - Asset Allocation Portfolio

(17.4) Financial Data Schedule - Corporate Bond Portfolio